Registration No. 333-17641
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


                        POST-EFFECTIVE AMENDMENT NO. 6 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE                 Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
        (Exact Name of Trust)                          the United States
     THE EQUITABLE LIFE ASSURANCE                1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES                 New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


      BETH N. LOWSON, ESQ.                           with a copy to:
            Counsel                               Thomas C. Lauerman, Esq.
 The Equitable Life Assurance                Freedman, Levy, Kroll & Simonds
 Society of the United States           1050 Connecticut Avenue, N.W., Suite 825
 1290 Avenue of the Americas                     Washington, D.C. 20036
   New York, New York 10104

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (date) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post-Effective Amendment No. 6 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement prospectus supplements to the prospectuses contained in this Registration Statement. These prospectus supplements add new variable investment options, update certain other information, and contain interim financial statements for Equitable Life and Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any Survivorship Incentive Life or Survivorship 2000 Prospectus, dated May 1, 1999 or August 1, 1999, the supplement dated May 1, 1999, or any other part of the Registration Statement.

              SUBSTITUTION OF NEW PORTFOLIOS OF EQ ADVISORS TRUST
                    FOR PORTFOLIOS OF THE HUDSON RIVER TRUST

                        Supplement dated August 30, 1999
  to prospectuses dated before May 1, 1999, and Supplemented as of May 1, 1999;
                   and prospectuses dated May 1, 1999 or later for all Variable Annuity Contracts and Variable Life Insurance Policies
                                    issued by
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------
This supplement relates to our prospectuses for VARIABLE ANNUITY CONTRACTS and VARIABLE LIFE INSURANCE POLICIES.

Currently, the variable investment options invest in Class IA or IB shares of the corresponding Portfolios of The Hudson River Trust or EQ Advisors Trust.

     The Securities and Exchange Commission has published a notice of our filing of an application for an order approving the Substitution of new Portfolios of EQ Advisors Trust for Portfolios of The Hudson River Trust. The new Portfolios that will be available under your contract or policy will replace each of The Hudson River Trust Portfolios currently available under this contract or policy. We expect the order to be issued in September 1999. The proposed Substitution is discussed in the applicable prospectus or supplement dated May 1, 1999 or later.

We plan to effect the Substitution on or about October 1, 1999. At that time, the assets of each of the Portfolios of The Hudson River Trust will be transferred to the corresponding new Portfolios of EQ Advisors Trust. Class IA and Class IB shares of The Hudson River Trust will become Class IA and Class IB shares of EQ Advisors Trust. At the time the Substitution is effected, the value of your variable investment options under a contract or policy will be the same as immediately before the Substitution.

We will send you written confirmation that the Substitution has been completed. After that, your investment results in any affected variable investment option will be based on the investment performance of the corresponding EQ Advisors Trust Portfolio. The Hudson River Trust Portfolios will no longer be available.

The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. It is expected that the other Portfolio expenses may increase marginally by 0.01%.

Of course, you may make transfers among the investment options, as usual. From now through 30 days after the Substitution, we will waive any applicable charges.

If you have any questions regarding the Substitution, please communicate with us directly or contact your registered representative.





    Copyright 1999 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1217

The Equitable Life Assurance Society                                 [Agent--IF]
Of the United States

Variable Life Insurance Policies

        Champion 2000                                Incentive Life 2000
        IL COLI                                      Special Offer Policy
        IL Protector(R)                              Survivorship Incentive Life
        Incentive Life                               Survivorship 2000
        Incentive Life Plus(R)

PROSPECTUS SUPPLEMENT DATED AUGUST 30, 1999

--------------------------------------------------------------------------------
This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

NEW INVESTMENT OPTIONS. Beginning August 30, 1999, you will have four new investment options (Funds) available under your policy:

o    Capital Guardian Research
o    Capital Guardian U.S. Equity
o    EQ/Evergreen
o    EQ/Evergreen Foundation

See "Investment Portfolios" below, as well as the EQ Advisors Trust supplement attached to this supplement, for more information.

INVESTMENT PORTFOLIOS. As of August 30, 1999, your policy offers 30 investment Portfolios, plus a Guaranteed Interest Account. The prospectus or supplement you received dated May 1, 1999 describes the 26 investment portfolios that were available on that date. The four new Portfolios that will be available to you beginning August 30, 1999, are listed in the table below.

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. The tables below show the fees and expenses estimated to be paid by each new Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

This information supplements the fee and expense information contained in your May 1, 1999 prospectus or supplement.


-----------------------------------------------------------------------------------------------------------------------
                                                           1999 ESTIMATED FEES AND EXPENSES(1)
                                  -------------------------------------------------------------------------------------
                                                                                           FEE WAIVERS
                                                                              TOTAL           AND/OR       NET TOTAL
PORTFOLIOS OF                       MANAGEMENT                  OTHER         ANNUAL         EXPENSE         ANNUAL
EQ ADVISORS TRUST                      FEE       12B-1 FEE     EXPENSES      EXPENSES     REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research             0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
Capital Guardian U.S. Equity          0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
EQ/Evergreen                          0.75%        0.25%        0.76%         1.76%           0.71%          1.05%
EQ/Evergreen Foundation               0.63%        0.25%        0.86%         1.74%           0.79%          0.95%

-------------------
(1)  Based on annualized estimates for 1999. Portfolios listed will commence operations on August 30, 1999. The EQ
     Advisors Trust's manager has entered into an Expense Limitation Agreement with respect to each Portfolio under which it has agreed to waive or reduce its fees and to assume other expenses of each of the Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. See the EQ Advisors Trust prospectus for more information.

-----------------------------------------------------------------------------------------------------------------------

-------------------
* The dates of such prior prospectuses and supplements are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

   Copyright 1999 The Equitable Life Assurance Society of the United States.
        All rights reserved. IL Protector(R) and Incentive Life Plus(R)
               are registered service marks of The Equitable Life
                    Assurance Society of the United States.

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------


NAME CHANGES. The Equitable Companies Incorporated is planning to change its name in September 1999 to "AXA Financial, Inc." Equitable Life is a subsidiary of The Equitable Companies Incorporated. Also, EQ Financial Consultants, Inc., currently a subsidiary of Equitable Life, will become AXA Advisors, LLC and will be an indirect subsidiary of AXA Financial, Inc.

TRUST MANAGEMENT. In September 1999, following state regulatory approvals, Equitable Life will become the manager of EQ Advisors Trust. Currently, EQ Financial Consultants, Inc., a wholly owned subsidiary of Equitable Life, is the manager of EQ Advisors Trust. Equitable Life will take over all of EQ Financial Consultants' rights and responsibilities with respect to the Trust.

ASSET REBALANCING SERVICE. You may wish us to periodically redistribute the amounts you have in our variable investment options (Funds) so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be on a onetime basis or at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not elect the asset rebalancing service if you already participate in the dollar cost averaging service (also referred to as the "automatic transfer service").

You may request the asset rebalancing service at any time. You may change the allocation instructions or discontinue participation in the asset rebalancing service at any time.

YEAR 2000 PROGRESS. Equitable Life relies upon various computer systems in order to administer your policy and operate the policy's investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to policyowners and on operations of the investment options under Equitable Life policies. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe that we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or be the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------


There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your policy and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).

FINANCIAL STATEMENTS. The unaudited financial statements of the Separate Account and Equitable Life as of June 30, 1999 are contained in Appendix A to this supplement.

INDEX TO FINANCIAL STATEMENTS

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

Unaudited Financial Statements:
   Statements of Assets and Liabilities, June 30, 1999....................................................           FSA-2
   Statements of Operations for the Six Months Ended June 30, 1999........................................           FSA-5
   Statements of Changes in Net Assets for the Six Months Ended June 30, 1999.............................           FSA-9
   Notes to Financial Statements..........................................................................          FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 1999 and December 31, 1998.......................................             F-1
   Consolidated Statements of Earnings for the Three and Six Months Ended June 30, 1999 and 1998..........             F-2
   Consolidated Statements of Shareholder's Equity for the Six Months Ended June 30, 1999 and 1998........             F-3
   Consolidated Statements of Cash Flows for the Six Months Ended June 30, 1999 and 1998..................             F-4
   Notes to Consolidated Financial Statements.............................................................             F-5

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                     FSA-1

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

                                                         FIXED INCOME SERIES:
                                                         -----------------------------------------------------------
                                                                           ALLIANCE
                                                           ALLIANCE      INTERMEDIATE      ALLIANCE        ALLIANCE
                                                             MONEY        GOVERNMENT       QUALITY          HIGH
                                                            MARKET        SECURITIES         BOND           YIELD
                                                             FUND            FUND            FUND           FUND
                                                         ------------    -----------     ------------   ------------
ASSETS
Investments in shares of
   the Trusts -- at market
   value (Notes 2 and 6)
   Cost:    $  278,056,391..........................     $285,346,300
                80,360,714..........................                     $81,978,699
               243,474,163..........................                                     $241,473,377
               183,669,358..........................                                                    $165,804,441
                47,399,587..........................
                19,227,781..........................
               163,606,316..........................
               549,290,150..........................
Receivable for Trust shares sold....................               --             --               --             --
Receivable for policy-related
   transactions.....................................        7,854,659             --               --             --
                                                         ------------    -----------     ------------   ------------
Total Assets........................................      293,200,959     81,978,699      241,473,377    165,804,441
                                                         ------------    -----------     ------------   ------------

LIABILITIES
Payable for Trust shares purchased..................        5,929,219        236,600          220,801         55,816
Payable for policy-related
   transactions.....................................               --        118,085          162,726        175,412
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4)......................................          395,830        489,635          244,055        204,459
                                                         ------------    -----------     ------------   ------------
Total Liabilities...................................        6,325,049        844,320          627,582        435,687
                                                         ------------    -----------     ------------   ------------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS..................................     $286,875,910    $81,134,379     $240,845,795   $165,368,754
                                                         ============    ===========     ============   ============


                                                         EQUITY SERIES:
                                                         -----------------------------------------------------------
                                                            T. ROWE
                                                             PRICE        EQ/PUTNAM       ALLIANCE       ALLIANCE
                                                             EQUITY        GROWTH &       GROWTH &        EQUITY
                                                          INCOME FUND      INCOME          INCOME          INDEX
                                                              FUND        VALUE FUND        FUND           FUND
                                                         -------------- ------------- --------------- --------------
ASSETS
Investments in shares of
   the Trusts --
   at market value (Notes 2 and 6)
   Cost:    $  278,056,391..........................
                80,360,714..........................
               243,474,163..........................
               183,669,358..........................
                47,399,587..........................     $54,276,116
                19,227,781..........................                    $22,114,136
               163,606,316..........................                                  $203,221,590
               549,290,150..........................                                                  $736,492,941
Receivable for Trust shares sold....................              --             --             --              --
Receivable for policy-related
   transactions.....................................              --             --         65,702              --
                                                         -----------    -----------   ------------    ------------
Total Assets........................................      54,276,116     22,114,136    203,287,292     736,492,941
                                                         -----------    -----------   ------------    ------------

LIABILITIES
Payable for Trust shares purchased..................              --             --        192,828          92,037
Payable for policy-related
   transactions.....................................          32,614         13,766             --         567,391
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4)......................................          45,728         47,549        247,000         256,217
                                                         -----------    -----------   ------------    ------------
Total Liabilities...................................          78,342         61,315        439,828         915,645
                                                         -----------    -----------   ------------    ------------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS..................................     $54,197,774    $22,052,821   $202,847,464    $735,577,296
                                                         ===========    ===========   ============    ============

-----------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
JUNE 30, 1999 (UNAUDITED)


                                                                                      EQUITY SERIES:
                                                       --------------------------------------------------------------------------
                                                                                                           MFS            EQ/
                                                         MERRILL          ALLIANCE                        GROWTH        ALLIANCE
                                                       LYNCH BASIC         COMMON            MFS           WITH          PREMIER
                                                       VALUE EQUITY        STOCK           RESEARCH       INCOME         GROWTH
                                                          FUND              FUND             FUND          FUND           FUND
                                                       -----------     --------------     -----------     -------      ----------
ASSETS
Investments in shares
   of the Trusts -- at market
   value (Notes 2 and 6)
   Cost:  $     25,428,532...........................  $29,772,098
             2,373,726,119...........................                  $3,411,007,624
                35,037,606...........................                                     $41,314,295
                     3,287...........................                                                      $3,361
                 3,014,607...........................                                                                  $3,169,780
               495,992,664...........................
                52,503,391...........................
                37,920,867...........................
                14,640,855...........................
Receivable for Trust shares sold.....................           --                 --              --          --              --
Receivable for policy-related
   transactions......................................           --                 --              --          --             701
                                                       -----------     --------------     -----------     -------      ----------
Total Assets.........................................   29,772,098      3,411,007,624      41,314,295       3,361       3,170,481
                                                       -----------     --------------     -----------     -------      ----------

LIABILITIES
Payable for Trust shares purchased...................           --            718,659              --          --              --

Payable for policy-related
   transactions......................................       31,149          1,293,925          30,141          --              --

Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................................       46,659          1,399,513          53,756          --             749
                                                       -----------     --------------     -----------     -------      ----------
Total Liabilities....................................       77,808          3,412,097          83,897          --             749
                                                       -----------     --------------     -----------     -------      ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................................  $29,694,290     $3,407,595,527     $41,230,398     $ 3,361      $3,169,732
                                                       ===========     ==============     ===========     =======      ==========

                                                       -----------------------------------------------------------
                                                                                                         MORGAN
                                                                                                         STANLEY
                                                                                         T. ROWE         EMERGING
                                                        ALLIANCE        ALLIANCE          PRICE          MARKET
                                                         GLOBAL       INTERNATIONAL   INTERNATIONAL       EQUITY
                                                          FUND            FUND          STOCK FUND        FUND
                                                       ------------    -----------     -----------     -----------
ASSETS

Investments in shares
   of the Trusts -- at
   market value (Notes 2 and 6)
   Cost:  $     25,428,532...........................
             2,373,726,119...........................
                35,037,606...........................
                     3,287...........................
                 3,014,607...........................
               495,992,664...........................  $605,891,574
                52,503,391...........................                  $61,062,379
                37,920,867...........................                                  $39,637,629
                14,640,855...........................                                                  $16,545,620
Receivable for Trust shares sold.....................            --             --              --              --
Receivable for policy-related
   transactions......................................    12,151,524         18,998              --              --
                                                       ------------    -----------     -----------     -----------
Total Assets.........................................   618,043,098     61,081,377      39,637,629      16,545,620
                                                       ------------    -----------     -----------     -----------

LIABILITIES
Payable for Trust shares purchased...................    11,985,829         32,584              --              --

Payable for policy-related
   transactions......................................            --             --          20,198          22,392

Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................................       233,521        251,680          53,460       1,413,468
                                                       ------------    -----------     -----------     -----------
Total Liabilities....................................    12,219,350        284,264          73,658       1,435,860
                                                       ------------    -----------     -----------     -----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................................  $605,823,748    $60,797,113     $39,563,971     $15,109,760
                                                       ============    ===========     ===========     ===========

------------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
JUNE 30, 1999 (UNAUDITED)




                                                                   ASSET ALLOCATION SERIES:
                                     ----------------------------------------------------------------------------------------------
                                                         WARBURG                          MFS
                                         ALLIANCE        PINCUS         ALLIANCE       EMERGING          ALLIANCE        EQ/
                                        AGGRESSIVE        SMALL         SMALL CAP       GROWTH        CONSERVATIVE      PUTNAM
                                          STOCK          COMPANY         GROWTH        COMPANIES        INVESTORS      BALANCED
                                           FUND         VALUE FUND        FUND           FUND             FUND           FUND
                                     ----------------- -------------  -------------- --------------- --------------- -------------
ASSETS
Investments in shares
   of the Trusts -- at market
   value (Notes 2 and 6)
   Cost:      $837,511,539...........  $1,018,866,148
                39,934,297...........                   $36,953,933
                41,928,315...........                                   $50,675,127
                99,097,880...........                                                  $113,289,390
               180,113,592...........                                                                  $209,059,475
                 7,271,508...........                                                                                  $7,945,799
               412,254,235...........
               811,185,658...........
                 4,286,596...........
Receivable for Trust shares sold.....         934,511            --      12,165,858              --              --            --
Receivable for policy-related
   transactions......................              --            --              --              --              --            --
                                       --------------   -----------     -----------    ------------    ------------    ----------
Total Assets.........................   1,019,800,659    36,953,933      62,840,985     113,289,390     209,059,475     7,945,799
                                       --------------   -----------     -----------    ------------    ------------    ----------

LIABILITIES
Payable for Trust shares purchased...              --            --              --              --          97,261            --
Payable for policy-related
   transactions......................       1,294,651        21,991      12,168,727          71,825          48,827        12,976
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................         774,410        50,922         247,913          44,671         247,573        48,664
                                       --------------   -----------     -----------    ------------    ------------    ----------
Total Liabilities....................       2,069,061        72,913      12,416,640         116,496         393,661        61,640
                                       --------------   -----------     -----------    ------------    ------------    ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................  $1,017,731,598   $36,881,020     $50,424,345    $113,172,894    $208,665,814    $7,884,159
                                       ==============   ===========     ===========    ============    ============    ==========



                                               ASSET ALLOCATION SERIES:
                                     -----------------------------------------------
                                                                         MERRILL
                                                         ALLIANCE         LYNCH
                                        ALLIANCE          GROWTH          WORLD
                                        BALANCED         INVESTORS       STRATEGY
                                          FUND             FUND           FUND
                                     --------------- ----------------- -------------
ASSETS
Investments in shares
of the Trusts -- at market
value (Notes 2 and 6)
   Cost:      $837,511,539...........
                39,934,297...........
                41,928,315...........
                99,097,880...........
               180,113,592...........
                 7,271,508...........
               412,254,235...........  $523,680,359
               811,185,658...........                  $1,075,279,514
                 4,286,596...........                                    $4,590,983
Receivable for Trust shares sold.....            --                --            --
Receivable for policy-related
   transactions......................            --                --       998,950
                                       ------------    --------------    ----------
Total Assets.........................   523,680,359     1,075,279,514     5,589,933
                                       ------------    --------------    ----------

LIABILITIES
Payable for Trust shares purchased...        47,605           118,023            --
Payable for policy-related
   transactions......................       466,787            85,013            --
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................       588,157           227,391     1,426,776
                                       ------------    --------------    ----------
Total Liabilities....................     1,102,549           430,427     1,426,776
                                       ------------    --------------    ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................  $522,577,810    $1,074,849,087    $4,163,157
                                       ============    ==============    ==========

-------------------------------------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                            FIXED INCOME SERIES:
                                                           ---------------------------------------------------------
                                                                           ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT      ALLIANCE       ALLIANCE
                                                              MONEY        SECURITIES      QUALITY       HIGH YIELD
                                                           MARKET FUND        FUND        BOND FUND         FUND
                                                           -----------    -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........................         --             --             --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................  $   751,318    $    98,398    $   658,757    $    460,762
                                                           -----------    -----------    -----------    ------------
NET INVESTMENT INCOME ...................................     (751,318)       (98,398)      (658,757)       (460,762)
                                                           -----------    -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      321,186        (50,310)      (310,307)     (5,829,979)
      Realized gain distribution from the Trusts ........         --             --             --              --
                                                           -----------    -----------    -----------    ------------
NET REALIZED GAIN (LOSS) ................................      321,186        (50,310)      (310,307)     (5,829,979)
                                                           -----------    -----------    -----------    ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................    1,536,450      2,391,062      3,367,697     (20,898,854)
      End of period .....................................    7,289,909      1,617,985     (2,000,786)    (17,864,917)
                                                           -----------    -----------    -----------    ------------
   Change in unrealized appreciation (depreciation)
      during the period .................................    5,753,459       (773,077)    (5,368,483)      3,033,937
                                                           -----------    -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................    6,074,645       (823,387)    (5,678,790)     (2,796,042)
                                                           -----------    -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................  $ 5,323,327    $  (921,785)   $(6,337,547)   $ (3,256,804)
                                                           ===========    ===========    ===========    ============


                                                                     EQUITY SERIES:
                                                           -----------------------------------------

                                                            T. ROWE       EQ/PUTNAM       ALLIANCE
                                                           PRICE EQUITY     GROWTH         GROWTH &
                                                             INCOME        INCOME          INCOME
                                                              FUND        VALUE FUND        FUND
                                                           -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........................         --             --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................  $   129,204    $    51,757    $    474,645
                                                           -----------    -----------    ------------
NET INVESTMENT INCOME ...................................     (129,204)       (51,757)       (474,645)
                                                           -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      328,518        200,863         262,151
      Realized gain distribution from the Trusts ........         --             --              --
                                                           -----------    -----------    ------------
NET REALIZED GAIN (LOSS) ................................      328,518        200,863         262,151
                                                           -----------    -----------    ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................    1,585,616      1,160,602      16,240,511
      End of period .....................................    6,876,529      2,886,355      39,615,274
                                                           -----------    -----------    ------------
   Change in unrealized appreciation (depreciation)
      during the period .................................    5,290,913      1,725,753      23,374,763
                                                           -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................    5,619,431      1,926,616      23,636,914
                                                           -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................  $ 5,490,227    $ 1,874,859    $ 23,162,269
                                                           ===========    ===========    ============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                  Equity Series (Continued):
                                                           ------------------------------------------------------------------
                                                                               MERRILL
                                                              ALLIANCE          LYNCH          ALLIANCE           MFS
                                                            EQUITY INDEX     BASIC VALUE      COMMON STOCK      RESEARCH
                                                                FUND         EQUITY FUND         FUND             FUND
                                                            -------------    -----------    ---------------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................              --             --                 --             --
   Expenses (Note 3):
      Mortality and expense risk charges ................   $   1,613,608    $    63,842    $     9,129,988    $    93,735
                                                            -------------    -----------    ---------------    -----------
NET INVESTMENT INCOME ...................................      (1,613,608)       (63,842)        (9,129,988)       (93,735)
                                                            -------------    -----------    ---------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      17,425,936        178,386         58,398,194        260,455
      Realized gain distribution from the Trusts ........              --             --                 --             --
                                                            -------------    -----------    ---------------    -----------
NET REALIZED GAIN (LOSS) ................................      17,425,936        178,386         58,398,194        260,455
                                                            -------------    -----------    ---------------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................     136,665,316        (91,959)       689,309,204      3,313,063
      End of period .....................................     187,202,791      4,343,566      1,037,281,505      6,276,689
                                                            -------------    -----------    ---------------    -----------
   Change in unrealized appreciation (depreciation)
      during the period .................................      50,537,475      4,435,525        347,972,301      2,963,626
                                                            -------------    -----------    ---------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................      67,963,411      4,613,911        406,370,495      3,224,081
                                                            -------------    -----------    ---------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $  66,349,803    $ 4,550,069    $   397,240,507    $ 3,130,346
                                                            =============    ===========    ===============    ===========


                                                                  Equity Series (Continued):
                                                           ---------------------------------------
                                                              MFS
                                                            GROWTH     EQ/ALLIANCE
                                                             WITH        PREMIER       ALLIANCE
                                                            INCOME        GROWTH        GLOBAL
                                                             FUND*        FUND*          FUND
                                                           ---------    ---------    -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................        --            --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................       $  1    $     744    $   1,620,041
                                                           ---------    ---------    -------------
NET INVESTMENT INCOME ...................................         (1)        (744)      (1,620,041)
                                                           ---------    ---------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............         --            11      38,284,949
      Realized gain distribution from the Trusts ........         --          --               --
                                                           ---------    ---------    -------------
NET REALIZED GAIN (LOSS) ................................         --            11      38,284,949
                                                           ---------    ---------    -------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................         --          --        83,560,503
      End of period .....................................         74      155,173      109,898,910
                                                           ---------    ---------    -------------
   Change in unrealized appreciation (depreciation)
      during the period .................................         74      155,173       26,338,407
                                                           ---------    ---------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................         74      155,184       64,623,356
                                                           ---------    ---------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $     73    $ 154,440    $  63,003,315
                                                            ========    =========    =============


-------------------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                Equity Series (Concluded):
                                                              ------------------------------------------------------------------
                                                                                                    MORGAN
                                                                                                   STANLEY
                                                                                 T. ROWE           EMERGING
                                                                ALLIANCE          PRICE            MARKETS            ALLIANCE
                                                              INTERNATIONAL    INTERNATIONAL        EQUITY           AGGRESSIVE
                                                                  FUND          STOCK FUND          FUND             STOCK FUND
                                                              ----------        ----------        ----------        ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.............................          --                --                --                  --
   Expenses (Note 3):
      Mortality and expense risk charges....................  $  150,785        $   89,651        $   21,322        $  2,754,102
                                                              ----------        ----------        ----------        ------------
NET INVESTMENT INCOME.......................................    (150,785)          (89,651)          (21,322)         (2,754,102)
                                                              ----------        ----------        ----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments...................     421,516         1,312,645          (946,548)        (41,692,663)
      Realized gain distribution from the Trusts............          --                --                --                  --
                                                              ----------        ----------        ----------        ------------
NET REALIZED GAIN (LOSS)....................................     421,516         1,312,645          (946,548)        (41,692,663)
                                                              ----------        ----------        ----------        ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period...................................   5,502,451         1,603,083        (2,942,633)         26,715,214
      End of period.........................................   8,558,988         1,716,762         1,904,765         181,354,609
                                                              ----------        ----------        ----------        ------------
   Change in unrealized appreciation (depreciation)
      during the period.....................................   3,056,537           113,679         4,847,398         154,639,395
                                                              ----------        ----------        ----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................   3,478,053         1,426,324         3,900,850         112,946,732
                                                              ----------        ----------        ----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $3,327,268        $1,336,673        $3,879,528        $110,192,630
                                                              ==========        ==========        ==========        ============

                                                                    Equity Series (Concluded):
                                                              ---------------------------------------------

                                                               WARBURG                              MFS
                                                                PINCUS          ALLIANCE          EMERGING
                                                                SMALL          SMALL CAP           GROWTH
                                                               COMPANY          GROWTH           COMPANIES
                                                              VALUE FUND         FUND               FUND
                                                              ----------       ----------        -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.............................          --               --                 --
   Expenses (Note 3):
      Mortality and expense risk charges....................  $   89,383       $  123,769        $   240,946
                                                              ----------       ----------        -----------
NET INVESTMENT INCOME.......................................     (89,383)        (123,769)          (240,946)
                                                              ----------       ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments...................    (944,158)       1,069,730          3,542,229
      Realized gain distribution from the Trusts............          --               --                 --
                                                              ----------       ----------        -----------
NET REALIZED GAIN (LOSS)....................................    (944,158)       1,069,730          3,542,229
                                                              ----------       ----------        -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period...................................  (4,215,340)       8,780,955          6,996,177
      End of period.........................................  (2,980,364)       8,746,812         14,191,510
                                                              ----------       ----------        -----------
   Change in unrealized appreciation (depreciation)
      during the period.....................................   1,234,976          (34,143)         7,195,333
                                                              ----------       ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................     290,818        1,035,587         10,737,562
                                                              ----------       ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $  201,435       $  911,818        $10,496,616
                                                              ==========       ==========        ===========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONCLUDED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                    Asset Allocation Series (Concluded):
                                                            ------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                              ALLIANCE         EQ/                         ALLIANCE         LYNCH
                                                            CONSERVATIVE      PUTNAM      ALLIANCE           GROWTH          WORLD
                                                              INVESTORS      BALANCED     BALANCED          INVESTORS      STRATEGY
                                                                FUND          FUND          FUND              FUND           FUND
                                                            ------------    ---------    -------------    -------------    ---------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................           --           --               --               --           --
   Expenses (Note 3):
      Mortality and expense risk charges ................   $    613,322    $  18,054    $   1,529,853    $   2,990,021    $  8,910
                                                            ------------    ---------    -------------    -------------    ---------
NET INVESTMENT INCOME ...................................       (613,322)     (18,054)      (1,529,853)      (2,990,021)      8,910)
                                                            ------------    ---------    -------------    -------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............        923,303       55,582        2,393,758        7,402,951     136,851
      Realized gain distribution from the Trusts ........           --           --               --               --           --
                                                            ------------    ---------    -------------    -------------    ---------
NET REALIZED GAIN (LOSS) ................................        923,303       55,582        2,393,758        7,402,951     136,851
                                                            ------------    ---------    -------------    -------------    ---------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................     21,507,963      259,882       81,344,863      167,705,600     187,734
      End of period .....................................     28,945,883      674,291      111,426,124      264,093,856     304,386
                                                            ------------    ---------    -------------    -------------    ---------
   Change in unrealized appreciation (depreciation)
      during the period .................................      7,437,920      414,409       30,081,260       96,388,256     116,652
                                                            ------------    ---------    -------------    -------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................      8,361,223      469,991       32,475,018      103,791,207     253,503
                                                            ------------    ---------    -------------    -------------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $  7,747,900    $ 451,936    $  30,945,165    $ 100,801,186    $244,593
                                                             ============    =========    =============    =============   ========


-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.




                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                             Fixed Income Series:
                                                          -------------------------------------------------------------
                                                                             ALLIANCE
                                                                           INTERMEDIATE
                                                              ALLIANCE      GOVERNMENT      ALLIANCE        ALLIANCE
                                                               MONEY        SECURITIES      QUALITY        HIGH YIELD
                                                            MARKET FUND       FUND         BOND FUND          FUND
                                                          -------------    ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................    $    (751,318)   $    (98,398)  $    (658,757)  $    (460,762)
   Net realized gain (loss) ..........................          321,186         (50,310)       (310,307)     (5,829,979)
   Change in unrealized appreciation
      (depreciation) on investments ..................        5,753,459        (773,077)     (5,368,483)      3,033,937
                                                          -------------    ------------   -------------   -------------
   Net increase (decrease) in net assets
      from operations ................................        5,323,327        (921,785)     (6,337,547)     (3,256,804)
                                                          -------------    ------------   -------------   -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      119,732,477      11,013,953      13,036,793      18,517,002
   Benefits and other policy-related
      transactions (Note 3) ..........................      (34,659,548)     (4,716,655)     (3,880,233)    (11,219,965)
   Net transfers among funds and
      guaranteed interest account ....................      (58,245,849)      1,175,588       9,332,726      (8,930,488)
                                                          -------------    ------------   -------------   -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............       26,827,080       7,472,886      18,489,286      (1,633,451)
                                                          -------------    ------------   -------------   -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................           49,710         (90,061)          8,807          22,618
                                                          -------------    ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................       32,200,117       6,461,040      12,160,546      (4,867,637)
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      254,675,793      74,673,339     228,685,249     170,236,391
                                                          -------------    ------------   -------------   -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD    $ 286,875,910    $ 81,134,379   $ 240,845,795   $ 165,368,754
                                                          =============    ============   =============   =============


                                                                           Equity Series:
                                                           ---------------------------------------------

                                                             T. ROWE        EQ/PUTNAM        ALLIANCE
                                                           PRICE EQUITY       GROWTH         GROWTH &
                                                              INCOME         & INCOME         INCOME
                                                               FUND         VALUE FUND         FUND
                                                           ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................     $   (129,204)   $    (51,757)   $    (474,645)
   Net realized gain (loss) ..........................          328,518         200,863          262,151
   Change in unrealized appreciation
      (depreciation) on investments ..................        5,290,913       1,725,753       23,374,763
                                                           ------------    ------------    -------------
   Net increase (decrease) in net assets
      from operations ................................        5,490,227       1,874,859       23,162,269
                                                           ------------    ------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................        8,202,262       3,723,800       22,182,455
   Benefits and other policy-related
      transactions (Note 3) ..........................       (2,715,594)     (1,237,624)      (9,305,647)
   Net transfers among funds and
      guaranteed interest account ....................         (328,395)      1,065,567       15,674,083
                                                           ------------    ------------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............        5,158,273       3,551,743       28,550,891
                                                           ------------    ------------    -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................          (14,479)        (10,087)         (41,409)
                                                           ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................       10,634,021       5,416,515       51,671,751
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................       43,563,753      16,636,306      151,175,713
                                                           ------------    ------------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD     $ 54,197,774    $ 22,052,821    $ 202,847,464
                                                           ============    ============    =============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


                                                                                Equity Series: (Continued)
                                                         ---------------------------------------------------------------

                                                           ALLIANCE       MERRILL LYNCH      ALLIANCE           MFS
                                                         EQUITY INDEX     BASIC VALUE      COMMON STOCK       RESEARCH
                                                             FUND         EQUITY FUND          FUND             FUND
                                                         -------------    ------------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $  (1,613,608)   $    (63,842)   $    (9,129,988)   $    (93,735)
   Net realized gain (loss) ..........................      17,425,936         178,386         58,398,194         260,455
   Change in unrealized appreciation
      (depreciation) on investments ..................      50,537,475       4,435,525        347,972,301       2,963,626
                                                         -------------    ------------    ---------------    ------------
   Net increase (decrease) in net assets
      from operations ................................      66,349,803       4,550,069        397,240,507       3,130,346
                                                         -------------    ------------    ---------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      65,683,391       4,905,653        187,556,807       6,629,966
   Benefits and other policy-related
      transactions (Note 3) ..........................     (29,013,793)     (1,416,212)      (148,400,649)     (2,173,926)
   Net transfers among funds and
      guaranteed interest account ....................     189,148,621       1,584,368         28,881,595       5,687,025
                                                         -------------    ------------    ---------------    ------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............     225,818,219       5,073,809         68,037,753      10,143,065
                                                         -------------    ------------    ---------------    ------------
ET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................         (28,827)        (14,678)          (209,307)         (4,400)
                                                         -------------    ------------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................     292,139,195       9,609,200        465,068,953      13,269,011
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................     443,438,101      20,085,090      2,942,526,574      27,961,387
                                                         -------------    ------------    ---------------    ------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 735,577,296    $ 29,694,290    $ 3,407,595,527    $ 41,230,398
                                                         =============    ============    ===============    ============



                                                               Equity Series: (Continued)
                                                         --------------------------------------
                                                          MFS
                                                         GROWTH
                                                          WITH      EQ/ALLIANCE      ALLIANCE
                                                         INCOME       PREMIER         GLOBAL
                                                          FUND*     GROWTH FUND*       FUND
                                                         -------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $    (1)   $      (744)   $  (1,620,041)
   Net realized gain (loss) ..........................      --               11       38,284,949
   Change in unrealized appreciation
      (depreciation) on investments ..................        74        155,173       26,338,407
                                                         -------    -----------    -------------
   Net increase (decrease) in net assets
      from operations ................................        73        154,440       63,003,315
                                                         -------    -----------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................     3,183        171,747       38,147,174
   Benefits and other policy-related
      transactions (Note 3) ..........................      --            1,396      (32,919,304)
   Net transfers among funds and
      guaranteed interest account ....................       105      2,842,105       12,389,736
                                                         -------    -----------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............     3,288      3,015,248       17,617,606
                                                         -------    -----------    -------------
ET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................      --               44          (32,868)
                                                         -------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................     3,361      3,169,732       80,588,053
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      --             --        525,235,695
                                                         -------    -----------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 3,361    $ 3,169,732    $ 605,823,748
                                                         =======    ===========    =============

-------------------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                         Equity Series (Concluded):
                                                         -----------------------------------------------------------------
                                                                                           MORGAN
                                                                                           STANLEY
                                                                                          EMERGING
                                                            ALLIANCE    T. ROWE PRICE      MARKETS         ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     EQUITY          AGGRESSIVE
                                                              FUND         STOCK FUND      FUND            STOCK FUND
                                                         ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $   (150,785)   $    (89,651)   $    (21,322)   $    (2,754,102)
   Net realized gain (loss) ..........................        421,516       1,312,645        (946,548)       (41,692,663)
   Change in unrealized appreciation
      (depreciation) on investments ..................      3,056,537         113,679       4,847,398        154,639,395
                                                         ------------    ------------    ------------    ---------------

   Net increase (decrease) in net assets
      from operations ................................      3,327,268       1,336,673       3,879,528        110,192,630
                                                         ------------    ------------    ------------    ---------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      6,698,552       5,470,438       1,890,930         81,731,848
   Benefits and other policy-related
      transactions (Note 3) ..........................     (3,000,886)     (1,837,898)       (742,061)       (61,595,209)
   Net transfers among funds and
      guaranteed interest account ....................     (1,236,064)      3,987,982       3,800,925        (82,900,383)
                                                         ------------    ------------    ------------    ---------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............      2,461,602       7,620,522       4,949,794        (62,763,744)
                                                         ------------    ------------    ------------    ---------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................        (15,165)         (1,280)       (733,906)          (475,369)
                                                         ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................      5,773,705       8,955,915       8,095,416         46,953,517
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................     55,023,408      30,608,056       7,014,344        970,778,081
                                                         ------------    ------------    ------------    ---------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 60,797,113    $ 39,563,971    $ 15,109,760    $ 1,017,731,598
                                                         ============    ============    ============    ===============

                                                                         Equity Series (Concluded):
                                                         ---------------------------------------------


                                                            WARBURG         ALLIANCE         MFS EMERGING
                                                          PINCUS SMALL      SMALL CAP         GROWTH
                                                            COMPANY          GROWTH           COMPANIES
                                                           VALUE FUND         FUND              FUND
                                                          ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................    $    (89,383)   $   (123,769)   $    (240,946)
   Net realized gain (loss) ..........................        (944,158)      1,069,730        3,542,229
   Change in unrealized appreciation
      (depreciation) on investments ..................       1,234,976         (34,143)       7,195,333
                                                          ------------    ------------    -------------
                                                                                          -------------
   Net increase (decrease) in net assets
      from operations ................................         201,435         911,818       10,496,616
                                                          ------------    ------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................       6,138,934       9,385,875       14,937,031
   Benefits and other policy-related
      transactions (Note 3) ..........................      (2,631,895)     (2,743,073)      (5,320,719)
   Net transfers among funds and
      guaranteed interest account ....................      (3,481,743)     (5,517,236)      37,193,059
                                                          ------------    ------------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............          25,296       1,125,566       46,809,371
                                                          ------------    ------------    -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................             207         (84,288)         (98,022)
                                                          ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................         226,938       1,953,096       57,207,965
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      36,654,082      48,471,249       55,964,929
                                                          ------------    ------------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD    $ 36,881,020    $ 50,424,345    $ 113,172,894
                                                          ============    ============    =============


-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)



                                                                                            Asset Allocation Series:
                                                          -------------------------------------------------------------------------
                                                                                                                          MERRILL
                                                            ALLIANCE         EQ/                          ALLIANCE        LYNCH
                                                          CONSERVATIVE      PUTNAM                         GROWTH          WORLD
                                                           INVESTORS       BALANCED       ALLIANCE        INVESTORS       STRATEGY
                                                              FUND           FUND       BALANCED FUND       FUND           FUND
                                                          ------------    ----------    ------------    --------------   ----------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income...............................  $   (613,322)  $   (18,054)  $  (1,529,853)  $    (2,990,021)  $    (8,910)

   Net realized gain (loss)............................       923,303        55,582       2,393,758         7,402,951      136,851
   Change in unrealized appreciation
      (depreciation) on investments....................     7,437,920       414,409      30,081,260        96,388,256      116,652
   Net increase (decrease) in net assets
      from operations..................................     7,747,901       451,937      30,945,165       100,801,186      244,593
                                                         ------------    ----------    ------------    --------------   ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)...............................    14,512,694     1,449,553      25,928,922        62,651,207      800,971
   Benefits and other policy-related
      transactions (Note 3)............................   (14,200,759)     (456,135)    (30,026,763)      (59,694,188)    (280,064)
   Net transfers among funds and
      guaranteed interest account......................    (1,115,133)      557,886      (2,635,113)       (6,251,949)    (304,380)
                                                         ------------    ----------    ------------    --------------   ----------
   Net increase (decrease) in net assets
      from policy-related transactions.................      (803,198)    1,551,304      (6,732,954)       (3,294,930)     216,527
                                                         ------------    ----------    ------------    --------------   ----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)........................       (14,243)       (7,619)        (18,685)          (49,577)     (61,554)
                                                         ------------    ----------    ------------    --------------   ----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS........................     6,930,460     1,995,622      24,193,526        97,456,679      399,566
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD.................................   201,735,354     5,888,537     498,384,284       977,392,408    3,763,591
                                                         ------------    ----------    ------------    --------------   ----------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD.  $208,665,814    $7,884,159    $522,577,810    $1,074,849,087   $4,163,157
                                                         ============    ==========    ============    ==============   ==========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 1999

1.  General

    Effective January 1, 1997 Equitable Variable Life Insurance Company ("Equitable Variable Life") was merged into The Equitable Life Assurance Society of the United States ("Equitable Life"). From January 1, 1997, Equitable Life is liable in place of Equitable Variable Life for the liabilities and obligations of Equitable Variable Life, including liabilities under policies and contracts issued by Equitable Variable Life, and all of Equitable Variable Life's assets became assets of Equitable Life. The merger had no effect on the net assets of the Separate Account attributable to contractowners. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HR Trust) and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc. ("EQFC"), and Equitable Distributors Inc. ("EDI") are wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust (EQ Trust) and has overall responsibility for general management and administration of EQ Trust.

    Equitable Life Separate Account FP (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-six investment funds: the Alliance Money Market Fund, the Alliance Intermediate Government Securities Fund, the Alliance Quality Bond Fund, the Alliance High Yield Fund, T. Rowe Price Equity Income Fund, the EQ/Putnam Growth and Income Value Fund, Alliance Growth & Income Fund, the Alliance Equity Index Fund, the Merrill Lynch Basic Value Equity Fund, the Alliance Common Stock Fund, the MFS Research Fund, MFS Growth with Income Fund, EQ/Alliance Premier Growth Fund, the Alliance Global Fund, the Alliance International Fund, the T. Rowe Price International Stock Fund, the Morgan Stanley Emerging Markets Equity Fund, the Alliance Aggressive Stock Fund, the Warburg Pincus Small Company Value Fund, the Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, the Alliance Conservative Investors Fund, the EQ/Putnam Balanced Fund, the Alliance Balanced Fund, the Alliance Growth Investors Fund, and the Merrill Lynch World Strategy Fund ("the Funds"). The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A or 1B shares of HR Trust or Class 1B shares of EQ Trust (collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that invest separate account assets of insurance companies. Each Portfolio has separate investment objectives.

    EQFC and EDI earn fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

     The Account supports the operations of Incentive Life, Incentive Life 2000,

     Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life PlusSM Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the Funds of the Account and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to
    (from) the guaranteed interest account of the General Account and other Separate Accounts of $142,374,638 for the six months ended 1999 are included in Net Transfers among Funds. The net assets of any Fund of the Account may not be less than the aggregate of the policyowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.


+   Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of the Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividends are recorded by the Trusts in the fourth quarter on the ex-dividend date. Dividend and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trust at the end of each year.

     The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                    Mortality
                                   and Expense       Mortality      Administrative        Total
                                  --------------    -------------   ---------------    ------------
        Incentive Life,
        Incentive Life 2000,
        Incentive Life Plus
          Second Series,
        Champion 2000 (a)             .60%                                                 .60%
        IL Plus Original
        Series, IL COLI (b)           .85%                                                 .85%
        Survivorship
        Incentive Life (a)            .60%                                                 .60%
        Survivorship 2000 (a)         .90%                                                 .90%
        IL Protector (a)              .80%                                                 .80%
        SP Flex (a)                   .85%              .60%             .35%             1.80%


         ----------------------
       (a)   Charged to daily net assets of the Account.
       (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.


    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for cost of insurance and administrative charges. These charges are withdrawn from the policyowner accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.


+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP


    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risk charges and administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.


    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


    The following table shows the surplus withdrawals by Equitable Life by investment fund:


                                       SIX MONTHS ENDED
                                            JUNE 30,
                                     ---------------------
INVESTMENT FUND                                   1999
---------------                                   ----
Fixed Income Series:
   Alliance Money Market                           890,096
   Alliance Intermediate Government Securities      98,158
   Alliance Quality Bond                           880,287
   Alliance High Yield                             487,287

Equity Series:

   T. Rowe Price Equity Income                     223,735
   EQ/Putnam Growth & Income Value                 121,245
   Alliance Growth & Income                        619,443
   Alliance Equity Index                         1,712,462
   Merrill Lynch Basic Value Equity                108,167
   Alliance Common Stock                         8,989,648
   MFS Research                                    104,972
   MFS Growth With Income                               --
   EQ/Alliance Premier Growth                           --
   Alliance Global                               1,930,825
   Alliance International                          200,806
   T. Rowe Price International Stock                89,767
   Morgan Stanley Emerging Markets Equity        1,685,953
   Alliance Aggressive Stock                     3,004,033
   Warburg Pincus Small Company Value              114,097
   Alliance Small Cap Growth                       223,825
   MFS Emerging Growth Companies                   323,192

Asset Allocation Series:

   Alliance Conservative Investors                 808,299
   EQ/Putnam Balanced                               97,966
   Alliance Balanced                             1,632,109
   Alliance Growth Investors                     3,457,703
   Merrill Lynch World Strategy                      8,810


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with EQFC, an affiliate of Equitable Life, and EDI, whereby registered representatives of EQFC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the Funds for the periods shown. The net return for each Fund is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the Fund during such period. Gross return is equal to the total return earned by the underlying Trust investment which is after deduction of trust expense.

    The Separate Account rates of return attributable to Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Survivorship Incentive Life, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life sales 1999 and after and Survivorship Incentive Life for the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Balanced Fund, Alliance Growth Investors Fund are different from other products in the same funds because distribution fees of .025% of the average daily assets of the Fund are deducted (see Note 1).

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)


FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.98


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.29)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (2.67)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (1.97)


EQUITY SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              12.02

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.40


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.74


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.68

----------

* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(B)

EQUITY SERIES (CONTINUED):
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.81


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.35


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.69


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.75


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.99


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL                                       1999
----------------------                                       ----
Gross return..................................               5.85
Net return....................................               5.54


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.99

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)

EQUITY SERIES (CONTINUED):
                                                           SIX MONTHS
                                                         ENDED JUNE 30,
                                                        -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                   1999
-------------------------------------------                   ----
Gross return..................................               38.24
Net return....................................               37.72


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              12.05


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               1.13
Net return....................................               0.81



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                        --------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.78)


                                                           SIX MONTHS
                                                         ENDED JUNE 30,
                                                        -----------------
MFS EMERGING GROWTH COMPANIES FUND                            1999
----------------------------------                            ----
Gross return..................................               12.78
Net return....................................               12.43


ASSET ALLOCATION SERIES:

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
----------------------------------                           ----
Gross return..................................               4.13
Net return....................................               3.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               6.91
Net return....................................               6.59

----------
*   Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992.

    Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)

EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                        --------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.23


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................              10.30


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.60

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN:
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

FIXED INCOME SERIES:

                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               0.29
Net return....................................               0.23

                                                         JUNE 4(A) TO
                                                             JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................               0.16
Net return....................................               0.10



                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................               0.07
Net return....................................               0.01


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................               0.10
Net return....................................               0.04


EQUITY SERIES:
                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................               1.41
Net return....................................               1.37


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................               0.61
Net return....................................               0.57


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................               2.67
Net return....................................               2.60


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................               3.40
Net return....................................               3.34


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.75

----------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

EQUITY SERIES (CONTINUED):
                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................               2.18
Net return....................................               2.13


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................               4.57
Net return....................................               4.51


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
--------------------                                         ----
Gross return..................................               4.37
Net return....................................               4.32


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME                                       1999
----------------------                                       ----
Gross return..................................               1.80
Net return....................................               1.75


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.82


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
---------------------                                        ----
Gross return..................................               4.55
Net return....................................               4.48


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               3.12
Net return....................................               3.05


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
-------------------------------------                        ----
Gross return..................................               2.28
Net return....................................               2.23


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
-------------------------------------------                  ----
Gross return..................................               7.91
Net return....................................               7.86

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.



                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

EQUITY SERIES (CONCLUDED):

                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................               0.87
Net return....................................               0.81


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               3.98
Net return....................................               3.93


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................               5.45
Net return....................................               5.38


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................               5.38
Net return....................................               5.34


ASSET ALLOCATION SERIES:



                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               1.45
Net return....................................               1.39


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               0.76
Net return....................................               0.72


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               2.06
Net return....................................               2.00


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................               2.93
Net return....................................               2.87


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               2.99
Net return....................................               2.95

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.



                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(A)

FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.43)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
---------------------------
Gross return..................................              (2.38)
Net return....................................              (2.82)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD                                           1999
-------------------                                           ----
Gross return..................................              (1.68)
Net return....................................              (2.12)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              11.85


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.23


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.57


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.51

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(B)


EQUITY SERIES (CONTINUED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.63


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.18


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.53


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.73


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.79


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               5.85
Net return....................................               5.38


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.84


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
-------------------------------------------                  ----
Gross return..................................              38.24
Net return....................................              37.51

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(A)


EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
                                                             ----
------------------------------------------
Gross return..................................               1.13
Net return....................................               0.65


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.93)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................              12.78
Net return....................................              12.27


ASSET ALLOCATION SERIES:



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.66


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               6.91
Net return....................................               6.43


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.08


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
-------------------------------
Gross return..................................              10.63
Net return....................................              10.14


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.44

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)

FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
Alliance Money Market Fund....................               2.28

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Intermediate Government Securities                 (0.99)
Fund..........................................

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Quality Bond Fund....................              (2.38)

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance High Yield Fund......................              (1.68)


EQUITY SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
T. Rowe Price Equity Income Fund..............              12.39

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Putnam Growth & Income Value Fund..........              10.81

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Growth & Income Fund.................              14.08

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Equity Index Fund....................              12.01

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Merrill Lynch Basic Value Equity Fund.........              21.20

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Common Stock Fund....................              13.69

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Research Fund.............................               9.01


-------------------

*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The gross return for the period indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)

EQUITY SERIES (CONTINUED):
                                                         JUNE 4(B) TO
                                                           JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Growth with Income Fund...................               1.80


                                                         JUNE 4(B) TO
                                                           JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Alliance Premier Growth Fund...............               5.86

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Global Fund..........................              12.32

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance International Fund...................               5.85

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
T. Rowe Price International Stock Fund........               3.33

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Morgan Stanley Emerging Markets Equity Fund...              38.24

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Aggressive Stock Fund................              12.38


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Warburg Pincus Small Company Value Fund.......               1.13

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Small Cap Growth Fund................              (0.49)

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Emerging Growth Companies Fund............              12.78

-------------------

*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same.

(b) Date as of which net premiums under the policies were first allocated to the Fund. The gross return for the periods indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)


ASSET ALLOCATION SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Conservative Investors Fund..........               4.13

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Putnam Balanced Fund.......................               6.91

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Growth Investors Fund................              10.63

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Balanced Fund........................               6.55

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Merrill Lynch World Strategy Fund.............               4.94




-------------------
*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The gross return for the period indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(A)


FIXED INCOME SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.38)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (2.77)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (2.07)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              11.91


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.29


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.63


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.57

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(B)


EQUITY SERIES (CONTINUED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.69


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.24


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.58


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.74


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.80


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               5.85
Net return....................................               5.43

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.89


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
----------------------------------------------               ----
Gross return..................................              38.24
Net return....................................              37.58

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.



                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(A)

EQUITY SERIES (CONCLUDED):

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.94


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               1.13
Net return....................................               0.70


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.88)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................              12.78
Net return....................................              12.32


ASSET ALLOCATION SERIES:



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.71


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
--------------------------                                   ----
Gross return..................................               6.91
Net return....................................               6.49


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.13


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................              10.19


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.49

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SP FLEX(A)


FIXED INCOME SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.37


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.87)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (3.25)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (2.55)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.07

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.02


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              12.68


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.32


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL                                       1999
----------------------                                       ----
Gross return..................................               5.85
Net return....................................               4.91

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

JUNE 30, 1999

RATES OF RETURN:
SP FLEX(A)


EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.38


ASSET ALLOCATION SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.20


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................               9.65


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               5.61

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.




                                     FSA-34

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 June 30,           December 31,
                                                                                   1999                 1998
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................  $    19,204.4        $    18,993.7
    Held to maturity, at amortized cost.....................................          128.9                125.0
  Mortgage loans on real estate.............................................        3,269.7              2,809.9
  Equity real estate........................................................        1,522.4              1,676.9
  Policy loans..............................................................        2,160.3              2,086.7
  Other equity investments..................................................          758.0                713.3
  Investment in and loans to affiliates.....................................        1,114.3                928.5
  Other invested assets.....................................................          696.3                808.2
                                                                              -----------------    -----------------
      Total investments.....................................................       28,854.3             28,142.2
Cash and cash equivalents...................................................          907.9              1,245.5
Deferred policy acquisition costs...........................................        3,714.4              3,563.8
Other assets................................................................        3,428.8              3,054.6
Closed Block assets.........................................................        8,592.9              8,632.4
Separate Accounts assets....................................................       48,440.4             43,302.3
                                                                              -----------------    -----------------

Total Assets................................................................  $    93,938.7        $    87,940.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    21,184.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................        4,761.2              4,726.4
Short-term and long-term debt...............................................        1,624.9              1,181.7
Other liabilities...........................................................        3,695.2              3,474.3
Closed Block liabilities....................................................        9,041.3              9,077.0
Separate Accounts liabilities...............................................       48,333.0             43,211.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,640.0             82,528.2
                                                                              -----------------    -----------------

Commitments and contingencies (Note 10)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        3,110.2              3,110.2
Retained earnings...........................................................        2,347.4              1,944.1
Accumulated other comprehensive (loss) income...............................         (161.4)               355.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        5,298.7              5,412.6
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    93,938.7        $    87,940.8
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                            Three Months Ended                  Six Months Ended
                                                                 June 30,                           June 30,
                                                     ---------------------------------  ---------------------------------
                                                          1999              1998             1999              1998
                                                     ---------------   ---------------  ---------------   ---------------
                                                                                (In Millions)
REVENUES
Universal life and investment-type
  product policy fee income........................  $      307.8      $     257.5      $      604.5      $      517.1
Premiums...........................................         130.7            142.6             265.6             289.1
Net investment income..............................         573.7            565.8           1,142.2           1,165.9
Investment gains, net..............................          73.4             33.2              54.1             105.6
Commissions, fees and other income.................         511.7            395.9             996.3             773.0
Contribution from the Closed Block.................          23.0             27.9              41.9              42.4
                                                     ---------------   ---------------  ---------------   ---------------
      Total revenues...............................       1,620.3          1,422.9           3,104.6           2,893.1
                                                     ---------------   ---------------  ---------------   ---------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account
  balances.........................................         269.6            283.4             539.8             582.9
Policyholders' benefits............................         253.9            258.2             494.7             520.4
Other operating costs and expenses.................         774.0            561.2           1,417.5           1,127.5
                                                     ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions..........       1,297.5          1,102.8           2,452.0           2,230.8
                                                     ---------------   ---------------  ---------------   ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......         322.8            320.1             652.6             662.3
Federal income taxes...............................          58.3             90.8             158.7             190.7
Minority interest in net income of
  consolidated subsidiaries........................          41.9             32.3              84.0              61.8
                                                     ---------------   ---------------  ---------------   ---------------
Earnings from continuing operations................         222.6            197.0             409.9             409.8
Discontinued operations, net of Federal income
  taxes............................................          (1.3)             1.3              (6.6)              1.8
                                                     ---------------   ---------------  ---------------   ---------------

Net Earnings.......................................  $      221.3      $     198.3      $      403.3      $      411.6
                                                     ===============   ===============  ===============   ===============






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year and end of period.........        3,110.2              3,105.8
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        1,944.1              1,235.9
Net earnings................................................................          403.3                411.6
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,347.4              1,647.5
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          355.8                516.3
Other comprehensive (loss) income...........................................         (517.2)                39.2
                                                                              -----------------    -----------------
Accumulated other comprehensive (loss) income, end of period................         (161.4)               555.5
                                                                              -----------------    -----------------

Total Shareholder's Equity, End of Period...................................  $     5,298.7        $     5,311.3
                                                                              =================    =================







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
Net earnings................................................................  $       403.3        $       411.6
  Adjustments to reconcile net earnings to net cash provided by operating activities:
    Interest credited to policyholders' account balances....................          539.8                582.9
    Universal life and investment-type policy fee income....................         (604.5)              (517.1)
    Investment gains........................................................          (54.1)              (105.6)
    Change in Federal income tax payable....................................           78.8                 44.9
    Other, net..............................................................         (204.8)               (50.1)
                                                                              -----------------    -----------------

Net cash provided by operating activities...................................          158.5                366.6
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,046.6              1,005.1
  Sales....................................................................         4,630.4              8,648.5
  Purchases.................................................................       (7,048.7)            (9,779.6)
  Decrease in short-term investments........................................          193.5                215.5
  Decrease in loans to discontinued operations..............................            -                  300.0
  Other, net................................................................         (190.8)              (393.3)
                                                                              -----------------    -----------------

Net cash used by investing activities.......................................       (1,369.0)                (3.8)
                                                                              -----------------    -----------------

Cash flows from financing activities:
 Policyholders' account balances:
    Deposits................................................................        1,191.1                618.9
    Withdrawals.............................................................         (806.3)              (938.0)
  Increase in short-term financings.........................................          559.5                443.9
  Repayments of long-term debt..............................................           (6.2)                (6.3)
  Payment of obligation to fund accumulated deficit of
    discontinued operations.................................................            -                  (87.2)
  Other, net................................................................          (65.2)               (34.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................          872.9                 (3.3)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................         (337.6)               359.5
Cash and cash equivalents, beginning of year................................        1,245.5                300.5
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $       907.9        $       660.0
                                                                              =================    =================

Supplemental cash flow information:
  Interest Paid.............................................................  $        56.4        $        84.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        26.3        $       186.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


 1)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements are prepared in conformity with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1998. The results of operations for the six months ended June 30, 1999 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 1999" and "second quarter 1998" refer to the three months ended June 30, 1999 and 1998, respectively. The terms "first half of 1999" and "first half of 1998" refer to the six months ended June 30, 1999 and 1998, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

 2)   NEW ACCOUNTING PRONOUNCEMENTS

      In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001.

 3)   DEFERRED POLICY ACQUISITION COSTS

      As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) for the three and six months ended June 30, 1999.

 4)   INVESTMENTS

      Investment valuation allowances and changes thereto are shown below:

                                                                                          Six Months Ended
                                                                                              June 30,
                                                                                 -----------------------------------
                                                                                      1999                1998
                                                                                 ---------------     ---------------
                                                                                           (In Millions)
      Balances, beginning of year............................................... $      230.6        $     384.5
      Additions charged to income...............................................         23.9               50.4
      Deductions for writedowns and asset dispositions..........................        (74.6)             (80.6)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      Balances, end of period:
        Mortgage loans on real estate........................................... $       31.3        $      29.2
        Equity real estate......................................................        148.6              325.1
                                                                                 ---------------     ---------------
      Total..................................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      For the second quarter and first half of 1999 and of 1998, investment income is shown net of investment expenses of $53.1 million, $113.3 million, $64.3 million and $144.6 million, respectively.

      As of June 30, 1999 and December 31, 1998, fixed maturities classified as available for sale had amortized costs of $19,438.4 million and $18,453.8 million and fixed maturities in the held to maturity portfolio had estimated fair values of $128.9 million and $125.0 million, respectively. Other equity investments include equity securities with carrying values of $140.5 million and $150.6 million and costs of $39.6 million and $58.3 million as of June 30, 1999 and December 31, 1998, respectively.

      On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In the second quarter and first half of 1999, $27.8 million ($16.1 million net of related DAC and Federal income taxes) and $99.2 million ($53.2 million net of related DAC and Federal income taxes) of increases in fair value on the trading portfolios were recognized as net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $118.2 million and costs of $3.8 million at June 30, 1999.

      For the first half of 1999 and of 1998, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,390.9 million and $8,380.5 million, respectively. Gross gains of $40.0 million and $89.9 million and gross losses of $89.5 million and $47.0 million were realized on these sales for the first half of 1999 and of 1998, respectively. Unrealized investment gains related to fixed maturities classified as available for sale decreased by $773.9 million in the first half of 1999, resulting in a balance of $234.0 million of unrealized investment losses at June 30, 1999.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                   June 30,          December 31,
                                                                                     1999                1998
                                                                                ---------------    -----------------
                                                                                           (In Millions)
      Impaired mortgage loans with provision for losses.......................   $     117.6        $     125.4
      Impaired mortgage loans without provision for losses....................           1.8                8.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         119.4              134.0
      Provision for losses....................................................         (25.9)             (29.0)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $      93.5        $     105.0
                                                                                ===============    =================

      During the first half of 1999 and of 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $129.0 million and $188.5 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million and $6.6 million ($.1 million and $.9 million recognized on a cash basis) for the first half of 1999 and 1998, respectively.

 5)   SALE OF DLJ STOCK

      During the second quarter of 1999, DLJ completed its offering of a new class of its common stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

 6)   CLOSED BLOCK

      Summarized financial information for the Closed Block is as follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Fixed maturities:
        Available for sale, at estimated fair value (amortized cost of
          $4,068.9 and $4,149.0)............................................. $     4,062.3        $     4,373.2
      Mortgage loans on real estate..........................................       1,709.3              1,633.4
      Policy loans...........................................................       1,615.1              1,641.2
      Cash and other invested assets.........................................         128.5                 86.5
      Deferred policy acquisition costs......................................         834.8                676.5
      Other assets...........................................................         242.9                221.6
                                                                              -----------------    -----------------
      Total Assets........................................................... $     8,592.9        $     8,632.4
                                                                              =================    =================

      Liabilities
      Future policy benefits and other policyholders' account balances....... $     9,010.3        $     9,013.1
      Other liabilities......................................................          31.0                 63.9
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     9,041.3        $     9,077.0
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Premiums and other income................ $      156.4      $     165.9      $      312.4      $      333.0
      Investment income (net of investment
        expenses of $4.8, $5.4, $10.0 and
        $10.8).................................        145.2            145.3             287.2             281.7
      Investment gains (losses), net...........          3.4              2.8               1.5              (1.9)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................        305.0            314.0             601.1             612.8
                                                ---------------   ---------------  ---------------   ---------------

      Benefits and Other Deductions
      Policyholders' benefits and dividends....        260.5            267.5             526.9             544.8
      Other operating costs and expenses.......         21.5             18.6              32.3              25.6
                                                ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions......        282.0            286.1             559.2             570.4
                                                ---------------   ---------------  ---------------   ---------------

      Contribution from the Closed Block....... $       23.0      $      27.9      $       41.9      $       42.4
                                                ===============   ===============  ===============   ===============

      Investment valuation allowances amounted to $8.5 million and $11.1 million on mortgage loans and $13.7 million and $15.4 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        32.4      $         55.5
      Impaired mortgage loans without provision for losses...................            4.4                 7.6
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           36.8                63.1
      Provision for losses...................................................           (7.5)              (10.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        29.3      $         53.0
                                                                              =================  =================

      During the first half of 1999 and of 1998, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $45.4 million and $108.8 million. Interest income recognized on these impaired mortgage loans totaled $1.5 million and $3.1 million ($1.5 million recognized on a cash basis for the first half of 1998) for the first half of 1999 and 1998, respectively.

 7)   DISCONTINUED OPERATIONS

      Summarized financial information for discontinued operations follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Mortgage loans on real estate.......................................... $       518.5        $       553.9
      Equity real estate.....................................................         563.2                611.0
      Other equity investments...............................................          89.1                115.1
      Other invested assets..................................................          51.7                 24.9
                                                                              -----------------    -----------------
        Total investments....................................................       1,222.5              1,304.9
      Cash and cash equivalents..............................................           -                   34.7
      Other assets...........................................................         222.1                219.0
                                                                              -----------------    -----------------
      Total Assets........................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

      Liabilities
      Policyholders liabilities.............................................. $     1,008.8        $     1,021.7
      Allowance for future losses............................................         291.2                305.1
      Other liabilities......................................................         144.6                231.8
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Investment income (net of investment
        expenses of $12.4, $18.0, $25.5
        and $37.5)............................. $       22.9      $      50.5      $       42.5      $       78.5
      Investment (losses) gains, net...........         (3.5)            27.6             (10.5)             33.2
      Other income, net........................          -                -                 -                 (.1)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................         19.4             78.1              32.0             111.6

      Benefits and Other Deductions............         29.0             36.1              54.4              74.6
      (Losses charged) earnings credited
        to allowance for future losses.........         (9.6)            42.0             (22.4)             37.0
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax loss from operations.............          -                -                 -                 -
      Pre-tax (loss from strengthening)
        earnings from releasing the
        allowance for future losses............         (1.9)             2.0             (10.1)              2.7
      Federal income tax benefit (expense).....           .6              (.7)              3.5               (.9)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Earnings from Discontinued
        Operations............................. $       (1.3)     $       1.3      $       (6.6)     $        1.8
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. The evaluations performed as of June 30, 1999 and 1998 resulted in management's decision to strengthen the allowance by $10.1 million and release the allowance by $2.7 million for the six months ended June 30, 1999 and 1998, respectively. This resulted in after-tax losses of $6.6 million for the first half of 1999 and after-tax earnings of $1.8 million for the first half of 1998.

      Management believes the allowance for future losses at June 30, 1999 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result.

      Investment valuation allowances amounted to $4.5 million and $3.0 million on mortgage loans and $42.0 million and $34.8 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        19.6      $          6.7
      Impaired mortgage loans without provision for losses...................            -                   8.5
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           19.6                15.2
      Provision for losses...................................................           (3.6)               (2.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        16.0      $         13.1
                                                                              =================  =================

      During the first half of 1999 and of 1998, discontinued operations' average recorded investment in impaired mortgage loans was $16.6 million and $121.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million and $4.0 million ($3.4 million recognized on a cash basis for the first half of 1998) in the first half of 1999 and 1998, respectively.

      Benefits and other deductions included $5.8 million and $15.9 million of interest expense related to amounts borrowed from continuing operations for the second quarter and first half of 1998.

 8)   FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

 9)   RESTRUCTURING COSTS

      At June 30, 1999, the restructuring liabilities included costs related to employee termination and exit costs, the termination of operating leases and the consolidation of insurance operations' service centers and amounted to $15.6 million. The amounts paid during the first half of 1999 totaled $8.7 million.

10)   LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 1998, except as follows:

      In Rickel, the complaint was dismissed in April 1999 by the Court. Plaintiff has filed an appeal. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition or DLJ's results of operations in any particular period.

      The Dayton Monetary Associates and Mid-American Waste Systems actions have been settled without a material adverse effect on DLJ's consolidated financial condition or results of operation in any particular period.

      In November 1998, three purported class actions (Gillet v. Goldman, Sachs & Co. et al., Prager v. Goldman, Sachs & Co. et al. and Holzman v. Goldman, Sachs & Co. et al.) were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. On March 15, 1999, the plaintiffs filed a Consolidated Amended Complaint captioned In re Public Offering Fee Antitrust Litigation. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The government has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of these matters will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not these matters will have a material adverse effect on DLJ's results of operations in any particular period.

      In addition to the matters previously reported and the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

11)   BUSINESS SEGMENT INFORMATION

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Three Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     1,075.6     $      469.0       $        (1.5)    $    1,543.1
      Investment (losses) gains and other..          (21.2)            98.4                 -               77.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,054.4     $      567.4       $        (1.5)    $    1,620.3
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       226.3     $      105.3       $         -       $      331.6
      Investment (losses) gains, net of
        related DAC and other charges......          (21.9)            98.2                 -               76.3
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               46.6                 -               46.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $        72.7     $      250.1       $         -       $      322.8
                                            ===============   =================  ===============   =================


      Three Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     1,012.2     $      379.0       $        (1.5)    $    1,389.7
      Investment gains.....................           33.1               .1                 -               33.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,045.3     $      379.1       $        (1.5)    $    1,422.9
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       179.8     $       86.4       $         -       $      266.2
      Investment gains (losses) net of
        related DAC and other charges......           17.2              (.4)                -               16.8
      Pre-tax minority interest............            -               37.1                 -               37.1
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       197.0     $      123.1       $         -       $      320.1
                                            ===============   =================  ===============   =================

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Six Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     2,118.2     $      925.2       $        (2.9)    $    3,040.5
      Investment (losses) gains and other..          (44.7)           108.8                 -               64.1
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,073.5     $    1,034.0       $        (2.9)    $    3,104.6
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       447.5     $      191.4       $         -       $      638.9
      Investment (losses) gains, net of
        related DAC and other charges......          (56.9)           108.4                 -               51.5
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               93.9                 -               93.9
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       258.9     $      393.7       $         -       $      652.6
                                            ===============   =================  ===============   =================


      Six Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     2,053.5     $      736.7       $        (2.7)    $    2,787.5
      Investment gains.....................           74.0             31.6                 -              105.6
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,127.5     $      768.3       $        (2.7)    $    2,893.1
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       354.1     $      163.9       $         -       $      518.0
      Investment gains, net of related
        DAC and other charges..............           49.7             24.0                 -               73.7
      Pre-tax minority interest............            -               70.6                 -               70.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       403.8     $      258.5       $         -       $      662.3
                                            ===============   =================  ===============   =================

      Total Assets:
      June 30, 1999........................  $    81,206.5     $   12,844.0       $      (111.8)    $   93,938.7
                                            ===============   =================  ===============   =================

      December 31, 1998....................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                            ===============   =================  ===============   =================


12)   COMPREHENSIVE INCOME

      The components of comprehensive income (loss) for the second quarter 1999 and 1998 and the first half of 1999 and 1998 are as follows:

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Net earnings............................. $      221.3      $     198.3      $      403.3      $      411.6
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized (losses) gains,
        net of reclassification adjustment.....       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive (loss) income........       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive (Loss) Income.............. $      (52.9)     $     214.4      $     (113.9)     $      450.8
                                                ===============   ===============  ===============   ===============

APPENDIX B


--------------------------------------------------------------------------------
                                                                             B-1
--------------------------------------------------------------------------------


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS

This supplement updates

the prospectuses dated                                           which relate to our
----------------------                                           -------------------
July 25, 1996; January 1, 1997; and May 1, 1997-99..........     IL Protector(R)Policies

December 19, 1994; May 1, 1995-99; September 15, 1995; and
January 1, 1997.............................................     Incentive Life Plus and our IL COLI(1) Policies

November 27, 1991; May 1, 1993-95, 97-98; and
September 15, 1995..........................................     Special Offer Policies(2)

August 18, 1992; May 1, 1993-99; and January 1, 1997........     Survivorship 2000 Policies

November 27, 1991 and May 1, 1993-94........................     Incentive Life 2000 and our Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1,
1990, 93-94; May 1, 1999....................................     Incentive Life Policies

May 1, 1999.................................................     Survivorship Incentive Life Policies

In addition,

o If the date of your prospectus was prior to May 1, 1997, you also have subsequently received other prospectus updating supplements dated May 1, 1997, 1998 and 1999, and you may also have received supplements dated May 1, 1996, January 1, 1997 and February 28, 1998.
o If the date of your prospectus was May 1, 1997 you have received an updating supplement dated May 1, 1998 and 1999, and if the date of your prospectus was May 1, 1998 you have received an updating supplement dated May 1, 1999.

In any case, these supplements are still relevant and you should retain them with your prospectus.

--------------------------------

(1) If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.

(2) If you have our Special Offer Policy, this supplement relates to an Incentive Life 2000 or Incentive Life Plus prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement. If the prospectus you received was dated May 1, 1994 or earlier, it was our Incentive Life 2000 prospectus with a Special Offer Policy supplement dated November 27, 1991, January 29, 1993, or May 1, 1993-95. If the prospectus you received was dated after May 1, 1994, it was our Incentive Life Plus prospectus with a Special Offer Policy supplement dated May 1, 1995-96 or September 15, 1995.

The Equitable Life Assurance Society                                 [Agent--NB]
Of the United States

Variable Life Insurance Policies
        IL COLI                                      Incentive Life Plus(R)
        IL Protector(R)                              Survivorship Incentive Life
        Incentive Life                               Survivorship 2000


PROSPECTUS SUPPLEMENT DATED AUGUST 30, 1999
TO PROSPECTUS DATED MAY 1, 1999

--------------------------------------------------------------------------------
This supplement updates certain information in the prospectus you received for your Equitable variable life insurance policy listed above.*

NEW INVESTMENT OPTIONS. Beginning August 30, 1999, you will have four new investment options (Funds) available under your policy:

o  Capital Guardian Research
o  Capital Guardian U.S. Equity
o  EQ/Evergreen
o  EQ/Evergreen Foundation

See "Investment Portfolios" below, as well as the EQ Advisors Trust supplement attached to this supplement, for more information.

INVESTMENT PORTFOLIOS. As of August 30, 1999, your policy offers 30 investment Portfolios, plus a Guaranteed Interest Account. The prospectus you received dated May 1, 1999 describes the 26 investment portfolios that were available on that date.

The four new Portfolios that will be available to you beginning August 30, 1999, are listed in the table below.

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. The tables below show the fees and expenses estimated to be paid by each new Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

This information supplements the fee and expense information contained in your May 1, 1999 prospectus.

-----------------------------------------------------------------------------------------------------------------------
                                                           1999 ESTIMATED FEES AND EXPENSES(1)
                                  -------------------------------------------------------------------------------------
                                                                                           FEE WAIVERS
                                                                              TOTAL           AND/OR       NET TOTAL
PORTFOLIOS OF                       MANAGEMENT                  OTHER         ANNUAL         EXPENSE         ANNUAL
EQ ADVISORS TRUST                      FEE       12B-1 FEE     EXPENSES      EXPENSES     REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research             0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
Capital Guardian U.S. Equity          0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
EQ/Evergreen                          0.75%        0.25%        0.76%         1.76%           0.71%          1.05%
EQ/Evergreen Foundation               0.63%        0.25%        0.86%         1.74%           0.79%          0.95%


-------------------
(1)Based on annualized estimates for 1999. Portfolios listed will commence operations on August 30, 1999. The EQ Advisors Trust's manager has entered into an Expense Limitation Agreement with respect to each Portfolio under which it has agreed to waive or reduce its fees and to assume other expenses of each of the Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. See the EQ Advisors Trust prospectus for more information.
--------------------------------------------------------------------------------

---------------------
* You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

    Copyright 1999 The Equitable Life Assurance Society of the United States.
                      All rights reserved. IL Protector(R)
            and Incentive Life Plus(R) are registered service mark of
           The Equitable Life Assurance Society of the United States.

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

NAME CHANGES. The Equitable Companies Incorporated is planning to change its name in September 1999 to "AXA Financial, Inc." Equitable Life is a subsidiary of The Equitable Companies Incorporated. Also, EQ Financial Consultants, Inc., currently a subsidiary of Equitable Life, will become AXA Advisors, LLC and will be an indirect subsidiary of AXA Financial, Inc.

TRUST MANAGEMENT. In September 1999, following state regulatory approvals, Equitable Life will become the manager of EQ Advisors Trust. Currently, EQ Financial Consultants, Inc., a wholly owned subsidiary of Equitable Life, is the manager of EQ Advisors Trust. Equitable Life will take over all of EQ Financial Consultants' rights and responsibilities with respect to the Trust.

ASSET REBALANCING SERVICE. You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be on a onetime basis or at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not elect the asset rebalancing service if you already participate in the dollar cost averaging service.

You may request the asset rebalancing service in your policy application or at any later time. You may change the allocation instructions or discontinue participation in the asset rebalancing service at any time.

YEAR 2000 PROGRESS. Equitable Life relies upon various computer systems in order to administer your policy and operate the policy's investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to policyowners and on operations of the investment options under Equitable Life policies. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe that we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or be the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your policy and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).

FINANCIAL STATEMENTS. The unaudited financial statements of the Separate Account and Equitable Life as of June 30, 1999 are contained in Appendix A to this supplement.

INDEX TO FINANCIAL STATEMENTS

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

Unaudited Financial Statements:
   Statements of Assets and Liabilities, June 30, 1999....................................................           FSA-2
   Statements of Operations for the Six Months Ended June 30, 1999........................................           FSA-5
   Statements of Changes in Net Assets for the Six Months Ended June 30, 1999.............................           FSA-9
   Notes to Financial Statements..........................................................................          FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 1999 and December 31, 1998.......................................             F-1
   Consolidated Statements of Earnings for the Three and Six Months Ended June 30, 1999 and 1998..........             F-2
   Consolidated Statements of Shareholder's Equity for the Six Months Ended June 30, 1999 and 1998........             F-3
   Consolidated Statements of Cash Flows for the Six Months Ended June 30, 1999 and 1998..................             F-4
   Notes to Consolidated Financial Statements.............................................................             F-5

+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                     FSA-1

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

                                                         FIXED INCOME SERIES:
                                                         -----------------------------------------------------------
                                                                           ALLIANCE
                                                           ALLIANCE      INTERMEDIATE      ALLIANCE        ALLIANCE
                                                             MONEY        GOVERNMENT       QUALITY          HIGH
                                                            MARKET        SECURITIES         BOND           YIELD
                                                             FUND            FUND            FUND           FUND
                                                         ------------    -----------     ------------   ------------
ASSETS
Investments in shares of
   the Trusts -- at market
   value (Notes 2 and 6)
   Cost:    $  278,056,391..........................     $285,346,300
                80,360,714..........................                     $81,978,699
               243,474,163..........................                                     $241,473,377
               183,669,358..........................                                                    $165,804,441
                47,399,587..........................
                19,227,781..........................
               163,606,316..........................
               549,290,150..........................
Receivable for Trust shares sold....................               --             --               --             --
Receivable for policy-related
   transactions.....................................        7,854,659             --               --             --
                                                         ------------    -----------     ------------   ------------
Total Assets........................................      293,200,959     81,978,699      241,473,377    165,804,441
                                                         ------------    -----------     ------------   ------------

LIABILITIES
Payable for Trust shares purchased..................        5,929,219        236,600          220,801         55,816
Payable for policy-related
   transactions.....................................               --        118,085          162,726        175,412
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4)......................................          395,830        489,635          244,055        204,459
                                                         ------------    -----------     ------------   ------------
Total Liabilities...................................        6,325,049        844,320          627,582        435,687
                                                         ------------    -----------     ------------   ------------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS..................................     $286,875,910    $81,134,379     $240,845,795   $165,368,754
                                                         ============    ===========     ============   ============


                                                         EQUITY SERIES:
                                                         -----------------------------------------------------------
                                                            T. ROWE
                                                             PRICE        EQ/PUTNAM       ALLIANCE       ALLIANCE
                                                             EQUITY        GROWTH &       GROWTH &        EQUITY
                                                          INCOME FUND      INCOME          INCOME          INDEX
                                                              FUND        VALUE FUND        FUND           FUND
                                                         -------------- ------------- --------------- --------------
ASSETS
Investments in shares of
   the Trusts --
   at market value (Notes 2 and 6)
   Cost:    $  278,056,391..........................
                80,360,714..........................
               243,474,163..........................
               183,669,358..........................
                47,399,587..........................     $54,276,116
                19,227,781..........................                    $22,114,136
               163,606,316..........................                                  $203,221,590
               549,290,150..........................                                                  $736,492,941
Receivable for Trust shares sold....................              --             --             --              --
Receivable for policy-related
   transactions.....................................              --             --         65,702              --
                                                         -----------    -----------   ------------    ------------
Total Assets........................................      54,276,116     22,114,136    203,287,292     736,492,941
                                                         -----------    -----------   ------------    ------------

LIABILITIES
Payable for Trust shares purchased..................              --             --        192,828          92,037
Payable for policy-related
   transactions.....................................          32,614         13,766             --         567,391
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4)......................................          45,728         47,549        247,000         256,217
                                                         -----------    -----------   ------------    ------------
Total Liabilities...................................          78,342         61,315        439,828         915,645
                                                         -----------    -----------   ------------    ------------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS..................................     $54,197,774    $22,052,821   $202,847,464    $735,577,296
                                                         ===========    ===========   ============    ============

-----------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
JUNE 30, 1999 (UNAUDITED)


                                                                                      EQUITY SERIES:
                                                       --------------------------------------------------------------------------
                                                                                                           MFS            EQ/
                                                         MERRILL          ALLIANCE                        GROWTH        ALLIANCE
                                                       LYNCH BASIC         COMMON            MFS           WITH          PREMIER
                                                       VALUE EQUITY        STOCK           RESEARCH       INCOME         GROWTH
                                                          FUND              FUND             FUND          FUND           FUND
                                                       -----------     --------------     -----------     -------      ----------
ASSETS
Investments in shares
   of the Trusts -- at market
   value (Notes 2 and 6)
   Cost:  $     25,428,532...........................  $29,772,098
             2,373,726,119...........................                  $3,411,007,624
                35,037,606...........................                                     $41,314,295
                     3,287...........................                                                      $3,361
                 3,014,607...........................                                                                  $3,169,780
               495,992,664...........................
                52,503,391...........................
                37,920,867...........................
                14,640,855...........................
Receivable for Trust shares sold.....................           --                 --              --          --              --
Receivable for policy-related
   transactions......................................           --                 --              --          --             701
                                                       -----------     --------------     -----------     -------      ----------
Total Assets.........................................   29,772,098      3,411,007,624      41,314,295       3,361       3,170,481
                                                       -----------     --------------     -----------     -------      ----------

LIABILITIES
Payable for Trust shares purchased...................           --            718,659              --          --              --

Payable for policy-related
   transactions......................................       31,149          1,293,925          30,141          --              --

Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................................       46,659          1,399,513          53,756          --             749
                                                       -----------     --------------     -----------     -------      ----------
Total Liabilities....................................       77,808          3,412,097          83,897          --             749
                                                       -----------     --------------     -----------     -------      ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................................  $29,694,290     $3,407,595,527     $41,230,398     $ 3,361      $3,169,732
                                                       ===========     ==============     ===========     =======      ==========

                                                       -----------------------------------------------------------
                                                                                                         MORGAN
                                                                                                         STANLEY
                                                                                         T. ROWE         EMERGING
                                                        ALLIANCE        ALLIANCE          PRICE          MARKET
                                                         GLOBAL       INTERNATIONAL   INTERNATIONAL       EQUITY
                                                          FUND            FUND          STOCK FUND        FUND
                                                       ------------    -----------     -----------     -----------
ASSETS

Investments in shares
   of the Trusts -- at
   market value (Notes 2 and 6)
   Cost:  $     25,428,532...........................
             2,373,726,119...........................
                35,037,606...........................
                     3,287...........................
                 3,014,607...........................
               495,992,664...........................  $605,891,574
                52,503,391...........................                  $61,062,379
                37,920,867...........................                                  $39,637,629
                14,640,855...........................                                                  $16,545,620
Receivable for Trust shares sold.....................            --             --              --              --
Receivable for policy-related
   transactions......................................    12,151,524         18,998              --              --
                                                       ------------    -----------     -----------     -----------
Total Assets.........................................   618,043,098     61,081,377      39,637,629      16,545,620
                                                       ------------    -----------     -----------     -----------

LIABILITIES
Payable for Trust shares purchased...................    11,985,829         32,584              --              --

Payable for policy-related
   transactions......................................            --             --          20,198          22,392

Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................................       233,521        251,680          53,460       1,413,468
                                                       ------------    -----------     -----------     -----------
Total Liabilities....................................    12,219,350        284,264          73,658       1,435,860
                                                       ------------    -----------     -----------     -----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................................  $605,823,748    $60,797,113     $39,563,971     $15,109,760
                                                       ============    ===========     ===========     ===========

------------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
JUNE 30, 1999 (UNAUDITED)




                                                                   ASSET ALLOCATION SERIES:
                                     ----------------------------------------------------------------------------------------------
                                                         WARBURG                          MFS
                                         ALLIANCE        PINCUS         ALLIANCE       EMERGING          ALLIANCE        EQ/
                                        AGGRESSIVE        SMALL         SMALL CAP       GROWTH        CONSERVATIVE      PUTNAM
                                          STOCK          COMPANY         GROWTH        COMPANIES        INVESTORS      BALANCED
                                           FUND         VALUE FUND        FUND           FUND             FUND           FUND
                                     ----------------- -------------  -------------- --------------- --------------- -------------
ASSETS
Investments in shares
   of the Trusts -- at market
   value (Notes 2 and 6)
   Cost:      $837,511,539...........  $1,018,866,148
                39,934,297...........                   $36,953,933
                41,928,315...........                                   $50,675,127
                99,097,880...........                                                  $113,289,390
               180,113,592...........                                                                  $209,059,475
                 7,271,508...........                                                                                  $7,945,799
               412,254,235...........
               811,185,658...........
                 4,286,596...........
Receivable for Trust shares sold.....         934,511            --      12,165,858              --              --            --
Receivable for policy-related
   transactions......................              --            --              --              --              --            --
                                       --------------   -----------     -----------    ------------    ------------    ----------
Total Assets.........................   1,019,800,659    36,953,933      62,840,985     113,289,390     209,059,475     7,945,799
                                       --------------   -----------     -----------    ------------    ------------    ----------

LIABILITIES
Payable for Trust shares purchased...              --            --              --              --          97,261            --
Payable for policy-related
   transactions......................       1,294,651        21,991      12,168,727          71,825          48,827        12,976
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................         774,410        50,922         247,913          44,671         247,573        48,664
                                       --------------   -----------     -----------    ------------    ------------    ----------
Total Liabilities....................       2,069,061        72,913      12,416,640         116,496         393,661        61,640
                                       --------------   -----------     -----------    ------------    ------------    ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................  $1,017,731,598   $36,881,020     $50,424,345    $113,172,894    $208,665,814    $7,884,159
                                       ==============   ===========     ===========    ============    ============    ==========



                                               ASSET ALLOCATION SERIES:
                                     -----------------------------------------------
                                                                         MERRILL
                                                         ALLIANCE         LYNCH
                                        ALLIANCE          GROWTH          WORLD
                                        BALANCED         INVESTORS       STRATEGY
                                          FUND             FUND           FUND
                                     --------------- ----------------- -------------
ASSETS
Investments in shares
of the Trusts -- at market
value (Notes 2 and 6)
   Cost:      $837,511,539...........
                39,934,297...........
                41,928,315...........
                99,097,880...........
               180,113,592...........
                 7,271,508...........
               412,254,235...........  $523,680,359
               811,185,658...........                  $1,075,279,514
                 4,286,596...........                                    $4,590,983
Receivable for Trust shares sold.....            --                --            --
Receivable for policy-related
   transactions......................            --                --       998,950
                                       ------------    --------------    ----------
Total Assets.........................   523,680,359     1,075,279,514     5,589,933
                                       ------------    --------------    ----------

LIABILITIES
Payable for Trust shares purchased...        47,605           118,023            --
Payable for policy-related
   transactions......................       466,787            85,013            --
Amount retained by Equitable Life
   in Separate Account
   FP (Note 4).......................       588,157           227,391     1,426,776
                                       ------------    --------------    ----------
Total Liabilities....................     1,102,549           430,427     1,426,776
                                       ------------    --------------    ----------

NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...................  $522,577,810    $1,074,849,087    $4,163,157
                                       ============    ==============    ==========

-------------------------------------------------------------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                            FIXED INCOME SERIES:
                                                           ---------------------------------------------------------
                                                                           ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT      ALLIANCE       ALLIANCE
                                                              MONEY        SECURITIES      QUALITY       HIGH YIELD
                                                           MARKET FUND        FUND        BOND FUND         FUND
                                                           -----------    -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........................         --             --             --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................  $   751,318    $    98,398    $   658,757    $    460,762
                                                           -----------    -----------    -----------    ------------
NET INVESTMENT INCOME ...................................     (751,318)       (98,398)      (658,757)       (460,762)
                                                           -----------    -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      321,186        (50,310)      (310,307)     (5,829,979)
      Realized gain distribution from the Trusts ........         --             --             --              --
                                                           -----------    -----------    -----------    ------------
NET REALIZED GAIN (LOSS) ................................      321,186        (50,310)      (310,307)     (5,829,979)
                                                           -----------    -----------    -----------    ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................    1,536,450      2,391,062      3,367,697     (20,898,854)
      End of period .....................................    7,289,909      1,617,985     (2,000,786)    (17,864,917)
                                                           -----------    -----------    -----------    ------------
   Change in unrealized appreciation (depreciation)
      during the period .................................    5,753,459       (773,077)    (5,368,483)      3,033,937
                                                           -----------    -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................    6,074,645       (823,387)    (5,678,790)     (2,796,042)
                                                           -----------    -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................  $ 5,323,327    $  (921,785)   $(6,337,547)   $ (3,256,804)
                                                           ===========    ===========    ===========    ============


                                                                     EQUITY SERIES:
                                                           -----------------------------------------

                                                            T. ROWE       EQ/PUTNAM       ALLIANCE
                                                           PRICE EQUITY     GROWTH         GROWTH &
                                                             INCOME        INCOME          INCOME
                                                              FUND        VALUE FUND        FUND
                                                           -----------    -----------    ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........................         --             --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................  $   129,204    $    51,757    $    474,645
                                                           -----------    -----------    ------------
NET INVESTMENT INCOME ...................................     (129,204)       (51,757)       (474,645)
                                                           -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      328,518        200,863         262,151
      Realized gain distribution from the Trusts ........         --             --              --
                                                           -----------    -----------    ------------
NET REALIZED GAIN (LOSS) ................................      328,518        200,863         262,151
                                                           -----------    -----------    ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................    1,585,616      1,160,602      16,240,511
      End of period .....................................    6,876,529      2,886,355      39,615,274
                                                           -----------    -----------    ------------
   Change in unrealized appreciation (depreciation)
      during the period .................................    5,290,913      1,725,753      23,374,763
                                                           -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................    5,619,431      1,926,616      23,636,914
                                                           -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................  $ 5,490,227    $ 1,874,859    $ 23,162,269
                                                           ===========    ===========    ============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                  Equity Series (Continued):
                                                           ------------------------------------------------------------------
                                                                               MERRILL
                                                              ALLIANCE          LYNCH          ALLIANCE           MFS
                                                            EQUITY INDEX     BASIC VALUE      COMMON STOCK      RESEARCH
                                                                FUND         EQUITY FUND         FUND             FUND
                                                            -------------    -----------    ---------------    -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................              --             --                 --             --
   Expenses (Note 3):
      Mortality and expense risk charges ................   $   1,613,608    $    63,842    $     9,129,988    $    93,735
                                                            -------------    -----------    ---------------    -----------
NET INVESTMENT INCOME ...................................      (1,613,608)       (63,842)        (9,129,988)       (93,735)
                                                            -------------    -----------    ---------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............      17,425,936        178,386         58,398,194        260,455
      Realized gain distribution from the Trusts ........              --             --                 --             --
                                                            -------------    -----------    ---------------    -----------
NET REALIZED GAIN (LOSS) ................................      17,425,936        178,386         58,398,194        260,455
                                                            -------------    -----------    ---------------    -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................     136,665,316        (91,959)       689,309,204      3,313,063
      End of period .....................................     187,202,791      4,343,566      1,037,281,505      6,276,689
                                                            -------------    -----------    ---------------    -----------
   Change in unrealized appreciation (depreciation)
      during the period .................................      50,537,475      4,435,525        347,972,301      2,963,626
                                                            -------------    -----------    ---------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................      67,963,411      4,613,911        406,370,495      3,224,081
                                                            -------------    -----------    ---------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $  66,349,803    $ 4,550,069    $   397,240,507    $ 3,130,346
                                                            =============    ===========    ===============    ===========


                                                                  Equity Series (Continued):
                                                           ---------------------------------------
                                                              MFS
                                                            GROWTH     EQ/ALLIANCE
                                                             WITH        PREMIER       ALLIANCE
                                                            INCOME        GROWTH        GLOBAL
                                                             FUND*        FUND*          FUND
                                                           ---------    ---------    -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................        --            --              --
   Expenses (Note 3):
      Mortality and expense risk charges ................       $  1    $     744    $   1,620,041
                                                           ---------    ---------    -------------
NET INVESTMENT INCOME ...................................         (1)        (744)      (1,620,041)
                                                           ---------    ---------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............         --            11      38,284,949
      Realized gain distribution from the Trusts ........         --          --               --
                                                           ---------    ---------    -------------
NET REALIZED GAIN (LOSS) ................................         --            11      38,284,949
                                                           ---------    ---------    -------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................         --          --        83,560,503
      End of period .....................................         74      155,173      109,898,910
                                                           ---------    ---------    -------------
   Change in unrealized appreciation (depreciation)
      during the period .................................         74      155,173       26,338,407
                                                           ---------    ---------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................         74      155,184       64,623,356
                                                           ---------    ---------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $     73    $ 154,440    $  63,003,315
                                                            ========    =========    =============


-------------------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                Equity Series (Concluded):
                                                              ------------------------------------------------------------------
                                                                                                    MORGAN
                                                                                                   STANLEY
                                                                                 T. ROWE           EMERGING
                                                                ALLIANCE          PRICE            MARKETS            ALLIANCE
                                                              INTERNATIONAL    INTERNATIONAL        EQUITY           AGGRESSIVE
                                                                  FUND          STOCK FUND          FUND             STOCK FUND
                                                              ----------        ----------        ----------        ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.............................          --                --                --                  --
   Expenses (Note 3):
      Mortality and expense risk charges....................  $  150,785        $   89,651        $   21,322        $  2,754,102
                                                              ----------        ----------        ----------        ------------
NET INVESTMENT INCOME.......................................    (150,785)          (89,651)          (21,322)         (2,754,102)
                                                              ----------        ----------        ----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments...................     421,516         1,312,645          (946,548)        (41,692,663)
      Realized gain distribution from the Trusts............          --                --                --                  --
                                                              ----------        ----------        ----------        ------------
NET REALIZED GAIN (LOSS)....................................     421,516         1,312,645          (946,548)        (41,692,663)
                                                              ----------        ----------        ----------        ------------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period...................................   5,502,451         1,603,083        (2,942,633)         26,715,214
      End of period.........................................   8,558,988         1,716,762         1,904,765         181,354,609
                                                              ----------        ----------        ----------        ------------
   Change in unrealized appreciation (depreciation)
      during the period.....................................   3,056,537           113,679         4,847,398         154,639,395
                                                              ----------        ----------        ----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................   3,478,053         1,426,324         3,900,850         112,946,732
                                                              ----------        ----------        ----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $3,327,268        $1,336,673        $3,879,528        $110,192,630
                                                              ==========        ==========        ==========        ============

                                                                    Equity Series (Concluded):
                                                              ---------------------------------------------

                                                               WARBURG                              MFS
                                                                PINCUS          ALLIANCE          EMERGING
                                                                SMALL          SMALL CAP           GROWTH
                                                               COMPANY          GROWTH           COMPANIES
                                                              VALUE FUND         FUND               FUND
                                                              ----------       ----------        -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts.............................          --               --                 --
   Expenses (Note 3):
      Mortality and expense risk charges....................  $   89,383       $  123,769        $   240,946
                                                              ----------       ----------        -----------
NET INVESTMENT INCOME.......................................     (89,383)        (123,769)          (240,946)
                                                              ----------       ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments...................    (944,158)       1,069,730          3,542,229
      Realized gain distribution from the Trusts............          --               --                 --
                                                              ----------       ----------        -----------
NET REALIZED GAIN (LOSS)....................................    (944,158)       1,069,730          3,542,229
                                                              ----------       ----------        -----------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period...................................  (4,215,340)       8,780,955          6,996,177
      End of period.........................................  (2,980,364)       8,746,812         14,191,510
                                                              ----------       ----------        -----------
   Change in unrealized appreciation (depreciation)
      during the period.....................................   1,234,976          (34,143)         7,195,333
                                                              ----------       ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................     290,818        1,035,587         10,737,562
                                                              ----------       ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $  201,435       $  911,818        $10,496,616
                                                              ==========       ==========        ===========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS (CONCLUDED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                    Asset Allocation Series (Concluded):
                                                            ------------------------------------------------------------------------
                                                                                                                           MERRILL
                                                              ALLIANCE         EQ/                         ALLIANCE         LYNCH
                                                            CONSERVATIVE      PUTNAM      ALLIANCE           GROWTH          WORLD
                                                              INVESTORS      BALANCED     BALANCED          INVESTORS      STRATEGY
                                                                FUND          FUND          FUND              FUND           FUND
                                                            ------------    ---------    -------------    -------------    ---------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from the Trusts .........................           --           --               --               --           --
   Expenses (Note 3):
      Mortality and expense risk charges ................   $    613,322    $  18,054    $   1,529,853    $   2,990,021    $  8,910
                                                            ------------    ---------    -------------    -------------    ---------
NET INVESTMENT INCOME ...................................       (613,322)     (18,054)      (1,529,853)      (2,990,021)      8,910)
                                                            ------------    ---------    -------------    -------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments ...............        923,303       55,582        2,393,758        7,402,951     136,851
      Realized gain distribution from the Trusts ........           --           --               --               --           --
                                                            ------------    ---------    -------------    -------------    ---------
NET REALIZED GAIN (LOSS) ................................        923,303       55,582        2,393,758        7,402,951     136,851
                                                            ------------    ---------    -------------    -------------    ---------
   Unrealized appreciation (depreciation) on investments:
      Beginning of period ...............................     21,507,963      259,882       81,344,863      167,705,600     187,734
      End of period .....................................     28,945,883      674,291      111,426,124      264,093,856     304,386
                                                            ------------    ---------    -------------    -------------    ---------
   Change in unrealized appreciation (depreciation)
      during the period .................................      7,437,920      414,409       30,081,260       96,388,256     116,652
                                                            ------------    ---------    -------------    -------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................      8,361,223      469,991       32,475,018      103,791,207     253,503
                                                            ------------    ---------    -------------    -------------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $  7,747,900    $ 451,936    $  30,945,165    $ 100,801,186    $244,593
                                                             ============    =========    =============    =============   ========


-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.




                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                             Fixed Income Series:
                                                          -------------------------------------------------------------
                                                                             ALLIANCE
                                                                           INTERMEDIATE
                                                              ALLIANCE      GOVERNMENT      ALLIANCE        ALLIANCE
                                                               MONEY        SECURITIES      QUALITY        HIGH YIELD
                                                            MARKET FUND       FUND         BOND FUND          FUND
                                                          -------------    ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................    $    (751,318)   $    (98,398)  $    (658,757)  $    (460,762)
   Net realized gain (loss) ..........................          321,186         (50,310)       (310,307)     (5,829,979)
   Change in unrealized appreciation
      (depreciation) on investments ..................        5,753,459        (773,077)     (5,368,483)      3,033,937
                                                          -------------    ------------   -------------   -------------
   Net increase (decrease) in net assets
      from operations ................................        5,323,327        (921,785)     (6,337,547)     (3,256,804)
                                                          -------------    ------------   -------------   -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      119,732,477      11,013,953      13,036,793      18,517,002
   Benefits and other policy-related
      transactions (Note 3) ..........................      (34,659,548)     (4,716,655)     (3,880,233)    (11,219,965)
   Net transfers among funds and
      guaranteed interest account ....................      (58,245,849)      1,175,588       9,332,726      (8,930,488)
                                                          -------------    ------------   -------------   -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............       26,827,080       7,472,886      18,489,286      (1,633,451)
                                                          -------------    ------------   -------------   -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................           49,710         (90,061)          8,807          22,618
                                                          -------------    ------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................       32,200,117       6,461,040      12,160,546      (4,867,637)
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      254,675,793      74,673,339     228,685,249     170,236,391
                                                          -------------    ------------   -------------   -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD    $ 286,875,910    $ 81,134,379   $ 240,845,795   $ 165,368,754
                                                          =============    ============   =============   =============


                                                                           Equity Series:
                                                           ---------------------------------------------

                                                             T. ROWE        EQ/PUTNAM        ALLIANCE
                                                           PRICE EQUITY       GROWTH         GROWTH &
                                                              INCOME         & INCOME         INCOME
                                                               FUND         VALUE FUND         FUND
                                                           ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................     $   (129,204)   $    (51,757)   $    (474,645)
   Net realized gain (loss) ..........................          328,518         200,863          262,151
   Change in unrealized appreciation
      (depreciation) on investments ..................        5,290,913       1,725,753       23,374,763
                                                           ------------    ------------    -------------
   Net increase (decrease) in net assets
      from operations ................................        5,490,227       1,874,859       23,162,269
                                                           ------------    ------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................        8,202,262       3,723,800       22,182,455
   Benefits and other policy-related
      transactions (Note 3) ..........................       (2,715,594)     (1,237,624)      (9,305,647)
   Net transfers among funds and
      guaranteed interest account ....................         (328,395)      1,065,567       15,674,083
                                                           ------------    ------------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............        5,158,273       3,551,743       28,550,891
                                                           ------------    ------------    -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................          (14,479)        (10,087)         (41,409)
                                                           ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................       10,634,021       5,416,515       51,671,751
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................       43,563,753      16,636,306      151,175,713
                                                           ------------    ------------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD     $ 54,197,774    $ 22,052,821    $ 202,847,464
                                                           ============    ============    =============

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


                                                                                Equity Series: (Continued)
                                                         ---------------------------------------------------------------

                                                           ALLIANCE       MERRILL LYNCH      ALLIANCE           MFS
                                                         EQUITY INDEX     BASIC VALUE      COMMON STOCK       RESEARCH
                                                             FUND         EQUITY FUND          FUND             FUND
                                                         -------------    ------------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $  (1,613,608)   $    (63,842)   $    (9,129,988)   $    (93,735)
   Net realized gain (loss) ..........................      17,425,936         178,386         58,398,194         260,455
   Change in unrealized appreciation
      (depreciation) on investments ..................      50,537,475       4,435,525        347,972,301       2,963,626
                                                         -------------    ------------    ---------------    ------------
   Net increase (decrease) in net assets
      from operations ................................      66,349,803       4,550,069        397,240,507       3,130,346
                                                         -------------    ------------    ---------------    ------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      65,683,391       4,905,653        187,556,807       6,629,966
   Benefits and other policy-related
      transactions (Note 3) ..........................     (29,013,793)     (1,416,212)      (148,400,649)     (2,173,926)
   Net transfers among funds and
      guaranteed interest account ....................     189,148,621       1,584,368         28,881,595       5,687,025
                                                         -------------    ------------    ---------------    ------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............     225,818,219       5,073,809         68,037,753      10,143,065
                                                         -------------    ------------    ---------------    ------------
ET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................         (28,827)        (14,678)          (209,307)         (4,400)
                                                         -------------    ------------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................     292,139,195       9,609,200        465,068,953      13,269,011
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................     443,438,101      20,085,090      2,942,526,574      27,961,387
                                                         -------------    ------------    ---------------    ------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 735,577,296    $ 29,694,290    $ 3,407,595,527    $ 41,230,398
                                                         =============    ============    ===============    ============



                                                               Equity Series: (Continued)
                                                         --------------------------------------
                                                          MFS
                                                         GROWTH
                                                          WITH      EQ/ALLIANCE      ALLIANCE
                                                         INCOME       PREMIER         GLOBAL
                                                          FUND*     GROWTH FUND*       FUND
                                                         -------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $    (1)   $      (744)   $  (1,620,041)
   Net realized gain (loss) ..........................      --               11       38,284,949
   Change in unrealized appreciation
      (depreciation) on investments ..................        74        155,173       26,338,407
                                                         -------    -----------    -------------
   Net increase (decrease) in net assets
      from operations ................................        73        154,440       63,003,315
                                                         -------    -----------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................     3,183        171,747       38,147,174
   Benefits and other policy-related
      transactions (Note 3) ..........................      --            1,396      (32,919,304)
   Net transfers among funds and
      guaranteed interest account ....................       105      2,842,105       12,389,736
                                                         -------    -----------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............     3,288      3,015,248       17,617,606
                                                         -------    -----------    -------------
ET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................      --               44          (32,868)
                                                         -------    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................     3,361      3,169,732       80,588,053
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      --             --        525,235,695
                                                         -------    -----------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 3,361    $ 3,169,732    $ 605,823,748
                                                         =======    ===========    =============

-------------------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                         Equity Series (Concluded):
                                                         -----------------------------------------------------------------
                                                                                           MORGAN
                                                                                           STANLEY
                                                                                          EMERGING
                                                            ALLIANCE    T. ROWE PRICE      MARKETS         ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     EQUITY          AGGRESSIVE
                                                              FUND         STOCK FUND      FUND            STOCK FUND
                                                         ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................   $   (150,785)   $    (89,651)   $    (21,322)   $    (2,754,102)
   Net realized gain (loss) ..........................        421,516       1,312,645        (946,548)       (41,692,663)
   Change in unrealized appreciation
      (depreciation) on investments ..................      3,056,537         113,679       4,847,398        154,639,395
                                                         ------------    ------------    ------------    ---------------

   Net increase (decrease) in net assets
      from operations ................................      3,327,268       1,336,673       3,879,528        110,192,630
                                                         ------------    ------------    ------------    ---------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................      6,698,552       5,470,438       1,890,930         81,731,848
   Benefits and other policy-related
      transactions (Note 3) ..........................     (3,000,886)     (1,837,898)       (742,061)       (61,595,209)
   Net transfers among funds and
      guaranteed interest account ....................     (1,236,064)      3,987,982       3,800,925        (82,900,383)
                                                         ------------    ------------    ------------    ---------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............      2,461,602       7,620,522       4,949,794        (62,763,744)
                                                         ------------    ------------    ------------    ---------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................        (15,165)         (1,280)       (733,906)          (475,369)
                                                         ------------    ------------    ------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................      5,773,705       8,955,915       8,095,416         46,953,517
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................     55,023,408      30,608,056       7,014,344        970,778,081
                                                         ------------    ------------    ------------    ---------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD   $ 60,797,113    $ 39,563,971    $ 15,109,760    $ 1,017,731,598
                                                         ============    ============    ============    ===============

                                                                         Equity Series (Concluded):
                                                         ---------------------------------------------


                                                            WARBURG         ALLIANCE         MFS EMERGING
                                                          PINCUS SMALL      SMALL CAP         GROWTH
                                                            COMPANY          GROWTH           COMPANIES
                                                           VALUE FUND         FUND              FUND
                                                          ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .............................    $    (89,383)   $   (123,769)   $    (240,946)
   Net realized gain (loss) ..........................        (944,158)      1,069,730        3,542,229
   Change in unrealized appreciation
      (depreciation) on investments ..................       1,234,976         (34,143)       7,195,333
                                                          ------------    ------------    -------------
                                                                                          -------------
   Net increase (decrease) in net assets
      from operations ................................         201,435         911,818       10,496,616
                                                          ------------    ------------    -------------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3) .............................       6,138,934       9,385,875       14,937,031
   Benefits and other policy-related
      transactions (Note 3) ..........................      (2,631,895)     (2,743,073)      (5,320,719)
   Net transfers among funds and
      guaranteed interest account ....................      (3,481,743)     (5,517,236)      37,193,059
                                                          ------------    ------------    -------------
   Net increase (decrease) in net assets
      from policy-related transactions ...............          25,296       1,125,566       46,809,371
                                                          ------------    ------------    -------------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4) ......................             207         (84,288)         (98,022)
                                                          ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS ......................         226,938       1,953,096       57,207,965
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD ...............................      36,654,082      48,471,249       55,964,929
                                                          ------------    ------------    -------------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD    $ 36,881,020    $ 50,424,345    $ 113,172,894
                                                          ============    ============    =============


-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.



                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF CHANGES IN NET ASSETS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)



                                                                                            Asset Allocation Series:
                                                          -------------------------------------------------------------------------
                                                                                                                          MERRILL
                                                            ALLIANCE         EQ/                          ALLIANCE        LYNCH
                                                          CONSERVATIVE      PUTNAM                         GROWTH          WORLD
                                                           INVESTORS       BALANCED       ALLIANCE        INVESTORS       STRATEGY
                                                              FUND           FUND       BALANCED FUND       FUND           FUND
                                                          ------------    ----------    ------------    --------------   ----------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income...............................  $   (613,322)  $   (18,054)  $  (1,529,853)  $    (2,990,021)  $    (8,910)

   Net realized gain (loss)............................       923,303        55,582       2,393,758         7,402,951      136,851
   Change in unrealized appreciation
      (depreciation) on investments....................     7,437,920       414,409      30,081,260        96,388,256      116,652
   Net increase (decrease) in net assets
      from operations..................................     7,747,901       451,937      30,945,165       100,801,186      244,593
                                                         ------------    ----------    ------------    --------------   ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)...............................    14,512,694     1,449,553      25,928,922        62,651,207      800,971
   Benefits and other policy-related
      transactions (Note 3)............................   (14,200,759)     (456,135)    (30,026,763)      (59,694,188)    (280,064)
   Net transfers among funds and
      guaranteed interest account......................    (1,115,133)      557,886      (2,635,113)       (6,251,949)    (304,380)
                                                         ------------    ----------    ------------    --------------   ----------
   Net increase (decrease) in net assets
      from policy-related transactions.................      (803,198)    1,551,304      (6,732,954)       (3,294,930)     216,527
                                                         ------------    ----------    ------------    --------------   ----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)........................       (14,243)       (7,619)        (18,685)          (49,577)     (61,554)
                                                         ------------    ----------    ------------    --------------   ----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO POLICYOWNERS........................     6,930,460     1,995,622      24,193,526        97,456,679      399,566
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS,
   BEGINNING OF PERIOD.................................   201,735,354     5,888,537     498,384,284       977,392,408    3,763,591
                                                         ------------    ----------    ------------    --------------   ----------
NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD.  $208,665,814    $7,884,159    $522,577,810    $1,074,849,087   $4,163,157
                                                         ============    ==========    ============    ==============   ==========

-------------------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 1999

1.  General

    Effective January 1, 1997 Equitable Variable Life Insurance Company ("Equitable Variable Life") was merged into The Equitable Life Assurance Society of the United States ("Equitable Life"). From January 1, 1997, Equitable Life is liable in place of Equitable Variable Life for the liabilities and obligations of Equitable Variable Life, including liabilities under policies and contracts issued by Equitable Variable Life, and all of Equitable Variable Life's assets became assets of Equitable Life. The merger had no effect on the net assets of the Separate Account attributable to contractowners. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HR Trust) and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc. ("EQFC"), and Equitable Distributors Inc. ("EDI") are wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust (EQ Trust) and has overall responsibility for general management and administration of EQ Trust.

    Equitable Life Separate Account FP (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-six investment funds: the Alliance Money Market Fund, the Alliance Intermediate Government Securities Fund, the Alliance Quality Bond Fund, the Alliance High Yield Fund, T. Rowe Price Equity Income Fund, the EQ/Putnam Growth and Income Value Fund, Alliance Growth & Income Fund, the Alliance Equity Index Fund, the Merrill Lynch Basic Value Equity Fund, the Alliance Common Stock Fund, the MFS Research Fund, MFS Growth with Income Fund, EQ/Alliance Premier Growth Fund, the Alliance Global Fund, the Alliance International Fund, the T. Rowe Price International Stock Fund, the Morgan Stanley Emerging Markets Equity Fund, the Alliance Aggressive Stock Fund, the Warburg Pincus Small Company Value Fund, the Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, the Alliance Conservative Investors Fund, the EQ/Putnam Balanced Fund, the Alliance Balanced Fund, the Alliance Growth Investors Fund, and the Merrill Lynch World Strategy Fund ("the Funds"). The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A or 1B shares of HR Trust or Class 1B shares of EQ Trust (collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that invest separate account assets of insurance companies. Each Portfolio has separate investment objectives.

    EQFC and EDI earn fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

     The Account supports the operations of Incentive Life, Incentive Life 2000,

     Incentive Life Plus(SM), IL Protector(SM) and IL COLI, flexible premium variable life insurance policies, Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Policies"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as Incentive Life PlusSM Second Series. Incentive Life Plus policies issued with a prior prospectus are referred to as Incentive Life Plus Original Series. All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the Funds of the Account and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to
    (from) the guaranteed interest account of the General Account and other Separate Accounts of $142,374,638 for the six months ended 1999 are included in Net Transfers among Funds. The net assets of any Fund of the Account may not be less than the aggregate of the policyowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.


+   Formerly known as Equitable Variable Life Insurance Company Separate
    Account FP.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of the Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Dividends are recorded by the Trusts in the fourth quarter on the ex-dividend date. Dividend and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trust at the end of each year.

     The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

3.  Asset Charges

    Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account currently at annual rates of:


                                    Mortality
                                   and Expense       Mortality      Administrative        Total
                                  --------------    -------------   ---------------    ------------
        Incentive Life,
        Incentive Life 2000,
        Incentive Life Plus
          Second Series,
        Champion 2000 (a)             .60%                                                 .60%
        IL Plus Original
        Series, IL COLI (b)           .85%                                                 .85%
        Survivorship
        Incentive Life (a)            .60%                                                 .60%
        Survivorship 2000 (a)         .90%                                                 .90%
        IL Protector (a)              .80%                                                 .80%
        SP Flex (a)                   .85%              .60%             .35%             1.80%


         ----------------------
       (a)   Charged to daily net assets of the Account.
       (b) Charged to Policy Account and is included in Benefits and other policy-related transactions in the Statement of Changes in Net Assets.


    Before amounts are remitted to the Account for Incentive Life, Incentive Life Plus, IL COLI, Survivorship Incentive Life, and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life sales 1999 and after, and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    The amounts attributable to Incentive Life, Incentive Life Plus, IL Protector, IL COLI, and the Series 2000 policyowners' accounts are assessed monthly by Equitable Life for cost of insurance and administrative charges. These charges are withdrawn from the policyowner accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

    Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.


+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP


    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risk charges and administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.


    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


    The following table shows the surplus withdrawals by Equitable Life by investment fund:


                                       SIX MONTHS ENDED
                                            JUNE 30,
                                     ---------------------
INVESTMENT FUND                                   1999
---------------                                   ----
Fixed Income Series:
   Alliance Money Market                           890,096
   Alliance Intermediate Government Securities      98,158
   Alliance Quality Bond                           880,287
   Alliance High Yield                             487,287

Equity Series:

   T. Rowe Price Equity Income                     223,735
   EQ/Putnam Growth & Income Value                 121,245
   Alliance Growth & Income                        619,443
   Alliance Equity Index                         1,712,462
   Merrill Lynch Basic Value Equity                108,167
   Alliance Common Stock                         8,989,648
   MFS Research                                    104,972
   MFS Growth With Income                               --
   EQ/Alliance Premier Growth                           --
   Alliance Global                               1,930,825
   Alliance International                          200,806
   T. Rowe Price International Stock                89,767
   Morgan Stanley Emerging Markets Equity        1,685,953
   Alliance Aggressive Stock                     3,004,033
   Warburg Pincus Small Company Value              114,097
   Alliance Small Cap Growth                       223,825
   MFS Emerging Growth Companies                   323,192

Asset Allocation Series:

   Alliance Conservative Investors                 808,299
   EQ/Putnam Balanced                               97,966
   Alliance Balanced                             1,632,109
   Alliance Growth Investors                     3,457,703
   Merrill Lynch World Strategy                      8,810


+ Formerly known as Equitable Variable Life Insurance Company Separate Account
  FP.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with EQFC, an affiliate of Equitable Life, and EDI, whereby registered representatives of EQFC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the Funds for the periods shown. The net return for each Fund is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the Fund during such period. Gross return is equal to the total return earned by the underlying Trust investment which is after deduction of trust expense.

    The Separate Account rates of return attributable to Incentive Life, Incentive Life 2000, Incentive Life Plus Second Series and Champion 2000 policyowners are different than those attributable to Survivorship 2000, Survivorship Incentive Life, Incentive Life Plus Original Series, IL Protector, IL COLI, and to SP-Flex policyowners because asset charges are deducted at different rates under each policy (see Note 3). The Separate Account rates of return attributable to Incentive Life sales 1999 and after and Survivorship Incentive Life for the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Balanced Fund, Alliance Growth Investors Fund are different from other products in the same funds because distribution fees of .025% of the average daily assets of the Fund are deducted (see Note 1).

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN:
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)


FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.98


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.29)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (2.67)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (1.97)


EQUITY SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              12.02

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.40


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.74


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.68

----------

* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(B)

EQUITY SERIES (CONTINUED):
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.81


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.35


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.69


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.75


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.99


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL                                       1999
----------------------                                       ----
Gross return..................................               5.85
Net return....................................               5.54


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.99

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)

EQUITY SERIES (CONTINUED):
                                                           SIX MONTHS
                                                         ENDED JUNE 30,
                                                        -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                   1999
-------------------------------------------                   ----
Gross return..................................               38.24
Net return....................................               37.72


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              12.05


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               1.13
Net return....................................               0.81



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                        --------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.78)


                                                           SIX MONTHS
                                                         ENDED JUNE 30,
                                                        -----------------
MFS EMERGING GROWTH COMPANIES FUND                            1999
----------------------------------                            ----
Gross return..................................               12.78
Net return....................................               12.43


ASSET ALLOCATION SERIES:

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
----------------------------------                           ----
Gross return..................................               4.13
Net return....................................               3.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               6.91
Net return....................................               6.59

----------
*   Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992.

    Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE,
INCENTIVE LIFE 2000,
INCENTIVE LIFE PLUS SECOND SERIES
AND CHAMPION 2000*(A)

EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                        --------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.23


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................              10.30


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.60

----------
* Sales of Incentive Life 2000 and Champion 2000 commenced on March 2, 1992. Sales of Incentive Life Plus Second Series commenced on September 15, 1995.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN:
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

FIXED INCOME SERIES:

                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               0.29
Net return....................................               0.23

                                                         JUNE 4(A) TO
                                                             JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................               0.16
Net return....................................               0.10



                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................               0.07
Net return....................................               0.01


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................               0.10
Net return....................................               0.04


EQUITY SERIES:
                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................               1.41
Net return....................................               1.37


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................               0.61
Net return....................................               0.57


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................               2.67
Net return....................................               2.60


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................               3.40
Net return....................................               3.34


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.75

----------
 +  Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

EQUITY SERIES (CONTINUED):
                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................               2.18
Net return....................................               2.13


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................               4.57
Net return....................................               4.51


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
--------------------                                         ----
Gross return..................................               4.37
Net return....................................               4.32


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME                                       1999
----------------------                                       ----
Gross return..................................               1.80
Net return....................................               1.75


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.82


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
---------------------                                        ----
Gross return..................................               4.55
Net return....................................               4.48


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               3.12
Net return....................................               3.05


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
-------------------------------------                        ----
Gross return..................................               2.28
Net return....................................               2.23


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
-------------------------------------------                  ----
Gross return..................................               7.91
Net return....................................               7.86

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.



                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE
SURVIVORSHIP INCENTIVE LIFE*

EQUITY SERIES (CONCLUDED):

                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................               0.87
Net return....................................               0.81


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               3.98
Net return....................................               3.93


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................               5.45
Net return....................................               5.38


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................               5.38
Net return....................................               5.34


ASSET ALLOCATION SERIES:



                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               1.45
Net return....................................               1.39


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               0.76
Net return....................................               0.72


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               2.06
Net return....................................               2.00


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................               2.93
Net return....................................               2.87


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               2.99
Net return....................................               2.95

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

*   Sales of Incentive Life and Survivorship Incentive Life commenced June 4,
    1999.

(a) Date as of which net premiums under the policies were first allocated the Fund. The gross return and net return for the periods indicated are not annualized rates of return.



                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(A)

FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.43)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
---------------------------
Gross return..................................              (2.38)
Net return....................................              (2.82)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD                                           1999
-------------------                                           ----
Gross return..................................              (1.68)
Net return....................................              (2.12)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              11.85


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.23


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.57


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.51

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(B)


EQUITY SERIES (CONTINUED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.63


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.18


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.53


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.73


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.79


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.82


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               5.85
Net return....................................               5.38


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.84


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
-------------------------------------------                  ----
Gross return..................................              38.24
Net return....................................              37.51

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000(A)


EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
                                                             ----
------------------------------------------
Gross return..................................               1.13
Net return....................................               0.65


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.93)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................              12.78
Net return....................................              12.27


ASSET ALLOCATION SERIES:



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.66


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
-----------------------                                      ----
Gross return..................................               6.91
Net return....................................               6.43


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.08


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
-------------------------------
Gross return..................................              10.63
Net return....................................              10.14


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.44

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)

FIXED INCOME SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
Alliance Money Market Fund....................               2.28

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Intermediate Government Securities                 (0.99)
Fund..........................................

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Quality Bond Fund....................              (2.38)

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance High Yield Fund......................              (1.68)


EQUITY SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
T. Rowe Price Equity Income Fund..............              12.39

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Putnam Growth & Income Value Fund..........              10.81

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Growth & Income Fund.................              14.08

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Equity Index Fund....................              12.01

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Merrill Lynch Basic Value Equity Fund.........              21.20

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Common Stock Fund....................              13.69

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Research Fund.............................               9.01


-------------------

*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The gross return for the period indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)

EQUITY SERIES (CONTINUED):
                                                         JUNE 4(B) TO
                                                           JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Growth with Income Fund...................               1.80


                                                         JUNE 4(B) TO
                                                           JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Alliance Premier Growth Fund...............               5.86

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Global Fund..........................              12.32

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance International Fund...................               5.85

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
T. Rowe Price International Stock Fund........               3.33

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Morgan Stanley Emerging Markets Equity Fund...              38.24

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Aggressive Stock Fund................              12.38


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Warburg Pincus Small Company Value Fund.......               1.13

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Small Cap Growth Fund................              (0.49)

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
MFS Emerging Growth Companies Fund............              12.78

-------------------

*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same.

(b) Date as of which net premiums under the policies were first allocated to the Fund. The gross return for the periods indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS ORIGINAL SERIES*(A)


ASSET ALLOCATION SERIES:
                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Conservative Investors Fund..........               4.13

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
EQ/Putnam Balanced Fund.......................               6.91

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Growth Investors Fund................              10.63

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Alliance Balanced Fund........................               6.55

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
                                                             ----
Merrill Lynch World Strategy Fund.............               4.94




-------------------
*   Sales of Incentive Life Plus Original Series commenced on January 6, 1995.

(a) There are no Separate Account asset charges for this policy and therefore the gross and net rates of return are the same. The gross return for the period indicated is not an annualized rate of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(A)


FIXED INCOME SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.38)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (2.77)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (2.07)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE EQUITY INCOME FUND                             1999
--------------------------------                             ----
Gross return..................................              12.39
Net return....................................              11.91


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                         1999
------------------------------------                         ----
Gross return..................................              10.81
Net return....................................              10.29


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.63


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.57

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(B)


EQUITY SERIES (CONTINUED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH BASIC VALUE EQUITY FUND                        1999
-------------------------------------                        ----
Gross return..................................              21.20
Net return....................................              20.69


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              13.24


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS RESEARCH FUND                                            1999
-----------------                                            ----
Gross return..................................               9.01
Net return....................................               8.58


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
MFS GROWTH WITH INCOME FUND                                  1999
---------------------------                                  ----
Gross return..................................               1.80
Net return....................................               1.74


                                                         JUNE 4(A) TO
                                                           JUNE 30,
                                                       -----------------
EQ/ALLIANCE PREMIER GROWTH FUND                              1999
-------------------------------                              ----
Gross return..................................               5.86
Net return....................................               5.80


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.88


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL FUND                                  1999
---------------------------                                  ----
Gross return..................................               5.85
Net return....................................               5.43

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
T. ROWE PRICE INTERNATIONAL STOCK FUND                       1999
--------------------------------------                       ----
Gross return..................................               3.33
Net return....................................               2.89


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                  1999
----------------------------------------------               ----
Gross return..................................              38.24
Net return....................................              37.58

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

(a) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.

(b) The gross return and net return for the periods indicated are not annualized rates of return.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.



                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
IL PROTECTOR*(A)

EQUITY SERIES (CONCLUDED):

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.94


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
WARBURG PINCUS SMALL COMPANY VALUE FUND                      1999
---------------------------------------                      ----
Gross return..................................               1.13
Net return....................................               0.70


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE SMALL CAP GROWTH FUND                               1999
------------------------------                               ----
Gross return..................................              (0.49)
Net return....................................              (0.88)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MFS EMERGING GROWTH COMPANIES FUND                           1999
----------------------------------                           ----
Gross return..................................              12.78
Net return....................................              12.32


ASSET ALLOCATION SERIES:



                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE CONSERVATIVE INVESTORS FUND                         1999
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.71


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
EQ/PUTNAM BALANCED FUND                                      1999
--------------------------                                   ----
Gross return..................................               6.91
Net return....................................               6.49


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               6.13


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................              10.19


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
MERRILL LYNCH WORLD STRATEGY FUND                            1999
---------------------------------                            ----
Gross return..................................               4.94
Net return....................................               4.49

-------------------

*   Sales of Incentive Life Protector commenced on August 5, 1996.

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

RATES OF RETURN (CONTINUED):
SP FLEX(A)


FIXED INCOME SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE MONEY MARKET FUND                                   1999
--------------------------                                   ----
Gross return..................................               2.28
Net return....................................               1.37


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND             1999
------------------------------------------------             ----
Gross return..................................              (0.99)
Net return....................................              (1.87)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE QUALITY BOND FUND                                   1999
--------------------------                                   ----
Gross return..................................              (2.38)
Net return....................................              (3.25)


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE HIGH YIELD FUND                                     1999
------------------------                                     ----
Gross return..................................              (1.68)
Net return....................................              (2.55)


EQUITY SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH & INCOME FUND                                1999
-----------------------------                                ----
Gross return..................................              14.08
Net return....................................              13.07

                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE EQUITY INDEX FUND                                   1999
--------------------------                                   ----
Gross return..................................              12.01
Net return....................................              11.02


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE COMMON STOCK FUND                                   1999
--------------------------                                   ----
Gross return..................................              13.69
Net return....................................              12.68


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GLOBAL FUND                                         1999
--------------------                                         ----
Gross return..................................              12.32
Net return....................................              11.32


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE INTERNATIONAL                                       1999
----------------------                                       ----
Gross return..................................               5.85
Net return....................................               4.91

-------------------

+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

JUNE 30, 1999

RATES OF RETURN:
SP FLEX(A)


EQUITY SERIES (CONCLUDED):


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE AGGRESSIVE STOCK FUND                               1999
------------------------------                               ----
Gross return..................................              12.38
Net return....................................              11.38


ASSET ALLOCATION SERIES:


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
                                                             1999
ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------                         ----
Gross return..................................               4.13
Net return....................................               3.20


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE GROWTH INVESTORS FUND                               1999
------------------------------                               ----
Gross return..................................              10.63
Net return....................................               9.65


                                                          SIX MONTHS
                                                        ENDED JUNE 30,
                                                       -----------------
ALLIANCE BALANCED FUND                                       1999
----------------------                                       ----
Gross return..................................               6.55
Net return....................................               5.61

-------------------
+   Formerly known as Equitable Variable Life Insurance Company Separate Account
    FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.




                                     FSA-34

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 June 30,           December 31,
                                                                                   1999                 1998
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................  $    19,204.4        $    18,993.7
    Held to maturity, at amortized cost.....................................          128.9                125.0
  Mortgage loans on real estate.............................................        3,269.7              2,809.9
  Equity real estate........................................................        1,522.4              1,676.9
  Policy loans..............................................................        2,160.3              2,086.7
  Other equity investments..................................................          758.0                713.3
  Investment in and loans to affiliates.....................................        1,114.3                928.5
  Other invested assets.....................................................          696.3                808.2
                                                                              -----------------    -----------------
      Total investments.....................................................       28,854.3             28,142.2
Cash and cash equivalents...................................................          907.9              1,245.5
Deferred policy acquisition costs...........................................        3,714.4              3,563.8
Other assets................................................................        3,428.8              3,054.6
Closed Block assets.........................................................        8,592.9              8,632.4
Separate Accounts assets....................................................       48,440.4             43,302.3
                                                                              -----------------    -----------------

Total Assets................................................................  $    93,938.7        $    87,940.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    21,184.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................        4,761.2              4,726.4
Short-term and long-term debt...............................................        1,624.9              1,181.7
Other liabilities...........................................................        3,695.2              3,474.3
Closed Block liabilities....................................................        9,041.3              9,077.0
Separate Accounts liabilities...............................................       48,333.0             43,211.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,640.0             82,528.2
                                                                              -----------------    -----------------

Commitments and contingencies (Note 10)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        3,110.2              3,110.2
Retained earnings...........................................................        2,347.4              1,944.1
Accumulated other comprehensive (loss) income...............................         (161.4)               355.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        5,298.7              5,412.6
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    93,938.7        $    87,940.8
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                            Three Months Ended                  Six Months Ended
                                                                 June 30,                           June 30,
                                                     ---------------------------------  ---------------------------------
                                                          1999              1998             1999              1998
                                                     ---------------   ---------------  ---------------   ---------------
                                                                                (In Millions)
REVENUES
Universal life and investment-type
  product policy fee income........................  $      307.8      $     257.5      $      604.5      $      517.1
Premiums...........................................         130.7            142.6             265.6             289.1
Net investment income..............................         573.7            565.8           1,142.2           1,165.9
Investment gains, net..............................          73.4             33.2              54.1             105.6
Commissions, fees and other income.................         511.7            395.9             996.3             773.0
Contribution from the Closed Block.................          23.0             27.9              41.9              42.4
                                                     ---------------   ---------------  ---------------   ---------------
      Total revenues...............................       1,620.3          1,422.9           3,104.6           2,893.1
                                                     ---------------   ---------------  ---------------   ---------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account
  balances.........................................         269.6            283.4             539.8             582.9
Policyholders' benefits............................         253.9            258.2             494.7             520.4
Other operating costs and expenses.................         774.0            561.2           1,417.5           1,127.5
                                                     ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions..........       1,297.5          1,102.8           2,452.0           2,230.8
                                                     ---------------   ---------------  ---------------   ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......         322.8            320.1             652.6             662.3
Federal income taxes...............................          58.3             90.8             158.7             190.7
Minority interest in net income of
  consolidated subsidiaries........................          41.9             32.3              84.0              61.8
                                                     ---------------   ---------------  ---------------   ---------------
Earnings from continuing operations................         222.6            197.0             409.9             409.8
Discontinued operations, net of Federal income
  taxes............................................          (1.3)             1.3              (6.6)              1.8
                                                     ---------------   ---------------  ---------------   ---------------

Net Earnings.......................................  $      221.3      $     198.3      $      403.3      $      411.6
                                                     ===============   ===============  ===============   ===============






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year and end of period.........        3,110.2              3,105.8
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        1,944.1              1,235.9
Net earnings................................................................          403.3                411.6
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,347.4              1,647.5
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          355.8                516.3
Other comprehensive (loss) income...........................................         (517.2)                39.2
                                                                              -----------------    -----------------
Accumulated other comprehensive (loss) income, end of period................         (161.4)               555.5
                                                                              -----------------    -----------------

Total Shareholder's Equity, End of Period...................................  $     5,298.7        $     5,311.3
                                                                              =================    =================







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
Net earnings................................................................  $       403.3        $       411.6
  Adjustments to reconcile net earnings to net cash provided by operating activities:
    Interest credited to policyholders' account balances....................          539.8                582.9
    Universal life and investment-type policy fee income....................         (604.5)              (517.1)
    Investment gains........................................................          (54.1)              (105.6)
    Change in Federal income tax payable....................................           78.8                 44.9
    Other, net..............................................................         (204.8)               (50.1)
                                                                              -----------------    -----------------

Net cash provided by operating activities...................................          158.5                366.6
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,046.6              1,005.1
  Sales....................................................................         4,630.4              8,648.5
  Purchases.................................................................       (7,048.7)            (9,779.6)
  Decrease in short-term investments........................................          193.5                215.5
  Decrease in loans to discontinued operations..............................            -                  300.0
  Other, net................................................................         (190.8)              (393.3)
                                                                              -----------------    -----------------

Net cash used by investing activities.......................................       (1,369.0)                (3.8)
                                                                              -----------------    -----------------

Cash flows from financing activities:
 Policyholders' account balances:
    Deposits................................................................        1,191.1                618.9
    Withdrawals.............................................................         (806.3)              (938.0)
  Increase in short-term financings.........................................          559.5                443.9
  Repayments of long-term debt..............................................           (6.2)                (6.3)
  Payment of obligation to fund accumulated deficit of
    discontinued operations.................................................            -                  (87.2)
  Other, net................................................................          (65.2)               (34.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................          872.9                 (3.3)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................         (337.6)               359.5
Cash and cash equivalents, beginning of year................................        1,245.5                300.5
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $       907.9        $       660.0
                                                                              =================    =================

Supplemental cash flow information:
  Interest Paid.............................................................  $        56.4        $        84.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        26.3        $       186.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


 1)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements are prepared in conformity with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1998. The results of operations for the six months ended June 30, 1999 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 1999" and "second quarter 1998" refer to the three months ended June 30, 1999 and 1998, respectively. The terms "first half of 1999" and "first half of 1998" refer to the six months ended June 30, 1999 and 1998, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

 2)   NEW ACCOUNTING PRONOUNCEMENTS

      In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001.

 3)   DEFERRED POLICY ACQUISITION COSTS

      As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) for the three and six months ended June 30, 1999.

 4)   INVESTMENTS

      Investment valuation allowances and changes thereto are shown below:

                                                                                          Six Months Ended
                                                                                              June 30,
                                                                                 -----------------------------------
                                                                                      1999                1998
                                                                                 ---------------     ---------------
                                                                                           (In Millions)
      Balances, beginning of year............................................... $      230.6        $     384.5
      Additions charged to income...............................................         23.9               50.4
      Deductions for writedowns and asset dispositions..........................        (74.6)             (80.6)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      Balances, end of period:
        Mortgage loans on real estate........................................... $       31.3        $      29.2
        Equity real estate......................................................        148.6              325.1
                                                                                 ---------------     ---------------
      Total..................................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      For the second quarter and first half of 1999 and of 1998, investment income is shown net of investment expenses of $53.1 million, $113.3 million, $64.3 million and $144.6 million, respectively.

      As of June 30, 1999 and December 31, 1998, fixed maturities classified as available for sale had amortized costs of $19,438.4 million and $18,453.8 million and fixed maturities in the held to maturity portfolio had estimated fair values of $128.9 million and $125.0 million, respectively. Other equity investments include equity securities with carrying values of $140.5 million and $150.6 million and costs of $39.6 million and $58.3 million as of June 30, 1999 and December 31, 1998, respectively.

      On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In the second quarter and first half of 1999, $27.8 million ($16.1 million net of related DAC and Federal income taxes) and $99.2 million ($53.2 million net of related DAC and Federal income taxes) of increases in fair value on the trading portfolios were recognized as net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $118.2 million and costs of $3.8 million at June 30, 1999.

      For the first half of 1999 and of 1998, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,390.9 million and $8,380.5 million, respectively. Gross gains of $40.0 million and $89.9 million and gross losses of $89.5 million and $47.0 million were realized on these sales for the first half of 1999 and of 1998, respectively. Unrealized investment gains related to fixed maturities classified as available for sale decreased by $773.9 million in the first half of 1999, resulting in a balance of $234.0 million of unrealized investment losses at June 30, 1999.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                   June 30,          December 31,
                                                                                     1999                1998
                                                                                ---------------    -----------------
                                                                                           (In Millions)
      Impaired mortgage loans with provision for losses.......................   $     117.6        $     125.4
      Impaired mortgage loans without provision for losses....................           1.8                8.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         119.4              134.0
      Provision for losses....................................................         (25.9)             (29.0)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $      93.5        $     105.0
                                                                                ===============    =================

      During the first half of 1999 and of 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $129.0 million and $188.5 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million and $6.6 million ($.1 million and $.9 million recognized on a cash basis) for the first half of 1999 and 1998, respectively.

 5)   SALE OF DLJ STOCK

      During the second quarter of 1999, DLJ completed its offering of a new class of its common stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

 6)   CLOSED BLOCK

      Summarized financial information for the Closed Block is as follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Fixed maturities:
        Available for sale, at estimated fair value (amortized cost of
          $4,068.9 and $4,149.0)............................................. $     4,062.3        $     4,373.2
      Mortgage loans on real estate..........................................       1,709.3              1,633.4
      Policy loans...........................................................       1,615.1              1,641.2
      Cash and other invested assets.........................................         128.5                 86.5
      Deferred policy acquisition costs......................................         834.8                676.5
      Other assets...........................................................         242.9                221.6
                                                                              -----------------    -----------------
      Total Assets........................................................... $     8,592.9        $     8,632.4
                                                                              =================    =================

      Liabilities
      Future policy benefits and other policyholders' account balances....... $     9,010.3        $     9,013.1
      Other liabilities......................................................          31.0                 63.9
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     9,041.3        $     9,077.0
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Premiums and other income................ $      156.4      $     165.9      $      312.4      $      333.0
      Investment income (net of investment
        expenses of $4.8, $5.4, $10.0 and
        $10.8).................................        145.2            145.3             287.2             281.7
      Investment gains (losses), net...........          3.4              2.8               1.5              (1.9)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................        305.0            314.0             601.1             612.8
                                                ---------------   ---------------  ---------------   ---------------

      Benefits and Other Deductions
      Policyholders' benefits and dividends....        260.5            267.5             526.9             544.8
      Other operating costs and expenses.......         21.5             18.6              32.3              25.6
                                                ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions......        282.0            286.1             559.2             570.4
                                                ---------------   ---------------  ---------------   ---------------

      Contribution from the Closed Block....... $       23.0      $      27.9      $       41.9      $       42.4
                                                ===============   ===============  ===============   ===============

      Investment valuation allowances amounted to $8.5 million and $11.1 million on mortgage loans and $13.7 million and $15.4 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        32.4      $         55.5
      Impaired mortgage loans without provision for losses...................            4.4                 7.6
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           36.8                63.1
      Provision for losses...................................................           (7.5)              (10.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        29.3      $         53.0
                                                                              =================  =================

      During the first half of 1999 and of 1998, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $45.4 million and $108.8 million. Interest income recognized on these impaired mortgage loans totaled $1.5 million and $3.1 million ($1.5 million recognized on a cash basis for the first half of 1998) for the first half of 1999 and 1998, respectively.

 7)   DISCONTINUED OPERATIONS

      Summarized financial information for discontinued operations follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Mortgage loans on real estate.......................................... $       518.5        $       553.9
      Equity real estate.....................................................         563.2                611.0
      Other equity investments...............................................          89.1                115.1
      Other invested assets..................................................          51.7                 24.9
                                                                              -----------------    -----------------
        Total investments....................................................       1,222.5              1,304.9
      Cash and cash equivalents..............................................           -                   34.7
      Other assets...........................................................         222.1                219.0
                                                                              -----------------    -----------------
      Total Assets........................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

      Liabilities
      Policyholders liabilities.............................................. $     1,008.8        $     1,021.7
      Allowance for future losses............................................         291.2                305.1
      Other liabilities......................................................         144.6                231.8
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Investment income (net of investment
        expenses of $12.4, $18.0, $25.5
        and $37.5)............................. $       22.9      $      50.5      $       42.5      $       78.5
      Investment (losses) gains, net...........         (3.5)            27.6             (10.5)             33.2
      Other income, net........................          -                -                 -                 (.1)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................         19.4             78.1              32.0             111.6

      Benefits and Other Deductions............         29.0             36.1              54.4              74.6
      (Losses charged) earnings credited
        to allowance for future losses.........         (9.6)            42.0             (22.4)             37.0
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax loss from operations.............          -                -                 -                 -
      Pre-tax (loss from strengthening)
        earnings from releasing the
        allowance for future losses............         (1.9)             2.0             (10.1)              2.7
      Federal income tax benefit (expense).....           .6              (.7)              3.5               (.9)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Earnings from Discontinued
        Operations............................. $       (1.3)     $       1.3      $       (6.6)     $        1.8
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. The evaluations performed as of June 30, 1999 and 1998 resulted in management's decision to strengthen the allowance by $10.1 million and release the allowance by $2.7 million for the six months ended June 30, 1999 and 1998, respectively. This resulted in after-tax losses of $6.6 million for the first half of 1999 and after-tax earnings of $1.8 million for the first half of 1998.

      Management believes the allowance for future losses at June 30, 1999 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result.

      Investment valuation allowances amounted to $4.5 million and $3.0 million on mortgage loans and $42.0 million and $34.8 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        19.6      $          6.7
      Impaired mortgage loans without provision for losses...................            -                   8.5
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           19.6                15.2
      Provision for losses...................................................           (3.6)               (2.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        16.0      $         13.1
                                                                              =================  =================

      During the first half of 1999 and of 1998, discontinued operations' average recorded investment in impaired mortgage loans was $16.6 million and $121.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million and $4.0 million ($3.4 million recognized on a cash basis for the first half of 1998) in the first half of 1999 and 1998, respectively.

      Benefits and other deductions included $5.8 million and $15.9 million of interest expense related to amounts borrowed from continuing operations for the second quarter and first half of 1998.

 8)   FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

 9)   RESTRUCTURING COSTS

      At June 30, 1999, the restructuring liabilities included costs related to employee termination and exit costs, the termination of operating leases and the consolidation of insurance operations' service centers and amounted to $15.6 million. The amounts paid during the first half of 1999 totaled $8.7 million.

10)   LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 1998, except as follows:

      In Rickel, the complaint was dismissed in April 1999 by the Court. Plaintiff has filed an appeal. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition or DLJ's results of operations in any particular period.

      The Dayton Monetary Associates and Mid-American Waste Systems actions have been settled without a material adverse effect on DLJ's consolidated financial condition or results of operation in any particular period.

      In November 1998, three purported class actions (Gillet v. Goldman, Sachs & Co. et al., Prager v. Goldman, Sachs & Co. et al. and Holzman v. Goldman, Sachs & Co. et al.) were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. On March 15, 1999, the plaintiffs filed a Consolidated Amended Complaint captioned In re Public Offering Fee Antitrust Litigation. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The government has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of these matters will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not these matters will have a material adverse effect on DLJ's results of operations in any particular period.

      In addition to the matters previously reported and the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

11)   BUSINESS SEGMENT INFORMATION

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Three Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     1,075.6     $      469.0       $        (1.5)    $    1,543.1
      Investment (losses) gains and other..          (21.2)            98.4                 -               77.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,054.4     $      567.4       $        (1.5)    $    1,620.3
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       226.3     $      105.3       $         -       $      331.6
      Investment (losses) gains, net of
        related DAC and other charges......          (21.9)            98.2                 -               76.3
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               46.6                 -               46.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $        72.7     $      250.1       $         -       $      322.8
                                            ===============   =================  ===============   =================


      Three Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     1,012.2     $      379.0       $        (1.5)    $    1,389.7
      Investment gains.....................           33.1               .1                 -               33.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,045.3     $      379.1       $        (1.5)    $    1,422.9
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       179.8     $       86.4       $         -       $      266.2
      Investment gains (losses) net of
        related DAC and other charges......           17.2              (.4)                -               16.8
      Pre-tax minority interest............            -               37.1                 -               37.1
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       197.0     $      123.1       $         -       $      320.1
                                            ===============   =================  ===============   =================

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Six Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     2,118.2     $      925.2       $        (2.9)    $    3,040.5
      Investment (losses) gains and other..          (44.7)           108.8                 -               64.1
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,073.5     $    1,034.0       $        (2.9)    $    3,104.6
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       447.5     $      191.4       $         -       $      638.9
      Investment (losses) gains, net of
        related DAC and other charges......          (56.9)           108.4                 -               51.5
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               93.9                 -               93.9
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       258.9     $      393.7       $         -       $      652.6
                                            ===============   =================  ===============   =================


      Six Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     2,053.5     $      736.7       $        (2.7)    $    2,787.5
      Investment gains.....................           74.0             31.6                 -              105.6
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,127.5     $      768.3       $        (2.7)    $    2,893.1
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       354.1     $      163.9       $         -       $      518.0
      Investment gains, net of related
        DAC and other charges..............           49.7             24.0                 -               73.7
      Pre-tax minority interest............            -               70.6                 -               70.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       403.8     $      258.5       $         -       $      662.3
                                            ===============   =================  ===============   =================

      Total Assets:
      June 30, 1999........................  $    81,206.5     $   12,844.0       $      (111.8)    $   93,938.7
                                            ===============   =================  ===============   =================

      December 31, 1998....................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                            ===============   =================  ===============   =================


12)   COMPREHENSIVE INCOME

      The components of comprehensive income (loss) for the second quarter 1999 and 1998 and the first half of 1999 and 1998 are as follows:

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Net earnings............................. $      221.3      $     198.3      $      403.3      $      411.6
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized (losses) gains,
        net of reclassification adjustment.....       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive (loss) income........       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive (Loss) Income.............. $      (52.9)     $     214.4      $     (113.9)     $      450.8
                                                ===============   ===============  ===============   ===============

                                                        [EDI Version -- IF & NB]
The Equitable Life Assurance Society
Of the United States

Variable Life Insurance Policies

           Incentive Life Plus(R)
           Survivorship 2000


Prospectus supplement dated August 30, 1999
to Prospectus dated May 1, 1999

--------------------------------------------------------------------------------
This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above.

NEW INVESTMENT OPTIONS. In most states, beginning August 30, 1999, you will have three new investment options (Funds) available under your policy:

o  Capital Guardian U.S. Equity
o  Capital Guardian Research
o  Capital Guardian International

See "Investment Portfolios" below, as well as the EQ Advisors Trust supplement attached to this supplement, for more information.

INVESTMENT PORTFOLIOS. As of August 30, 1999, your policy offers 22 investment Portfolios, plus a Guaranteed Interest Account. The prospectus you received dated May 1, 1999 (as supplemented by our August 1, 1999 Notice to Policyholders) describes the investment portfolios that were available on that date. The three new Portfolios that will be available to you beginning August 30, 1999 are listed in the table below.

In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. The tables below show the fees and expenses estimated to be paid by each new Portfolio for the year ended December 31, 1999. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. All figures are expressed as an annual percentage of each Portfolio's daily average net assets.

This information supplements the fee and expense information contained in your May 1, 1999 prospectus (as supplemented).

-----------------------------------------------------------------------------------------------------------------------
                                                           1999 ESTIMATED FEES AND EXPENSES1
                                  -------------------------------------------------------------------------------------
                                                                                           FEE WAIVERS
                                                                              TOTAL           AND/OR       NET TOTAL
PORTFOLIOS OF                       MANAGEMENT                  OTHER         ANNUAL         EXPENSE         ANNUAL
EQ ADVISORS TRUST                      FEE       12B-1 FEE     EXPENSES      EXPENSES     REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity          0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
Capital Guardian Research             0.65%        0.25%        0.74%         1.64%           0.69%          0.95%
Capital Guardian International        0.75%        0.25%        1.03%         2.03%           0.83%          1.20%

-------------------
1 Based on annualized estimates for 1999. Portfolios listed will commence operations on August 30, 1999. EQ Advisors Trust's manager has entered into an Expense Limitation Agreement with respect to each Portfolio under which it has agreed to waive or reduce its fees and to assume other expenses of each of the Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. See the EQ Advisors Trust prospectus for more information.
--------------------------------------------------------------------------------

-----------------------
   You should keep this supplement with your May 1, 1999 prospectus and August 1, 1999 prospectus supplement (Notice to Policyholders). We will send you another copy of any prospectus or supplement, without charge, on written request.

    Copyright 1999 The Equitable Life Assurance Society of the United States. All rights reserved. Incentive Life Plus(R) is a registered service mark of
           The Equitable Life Assurance Society of the United States.

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

NAME CHANGE. The Equitable Companies Incorporated is planning to change its name in September 1999 to "AXA Financial, Inc." Equitable Life is a subsidiary of The Equitable Companies Incorporated.

TRUST MANAGEMENT. In September 1999, following state regulatory approvals, Equitable Life will become the manager of EQ Advisors Trust. Currently, EQ Financial Consultants, Inc., a wholly owned subsidiary of Equitable Life, is the manager of EQ Advisors Trust. Equitable Life will take over all of EQ Financial Consultants' rights and responsibilities with respect to the Trust.

ASSET REBALANCING SERVICE. You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be on a onetime basis or at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not elect the asset rebalancing service if you already participate in the dollar cost averaging service.

You may request the asset rebalancing service in your policy application or at any later time. You may change the allocation instructions or discontinue participation in the asset rebalancing service at any time.

YEAR 2000 PROGRESS. Equitable Life relies upon various computer systems in order to administer your policy and operate the policy's investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to policyowners and on operations of the investment options under Equitable Life policies. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe that we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or be the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------


computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your policy and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).

FINANCIAL STATEMENTS. The unaudited financial statements of the Separate Account and Equitable Life as of June 30, 1999 are contained in Appendix A to this supplement.

INDEX TO FINANCIAL STATEMENTS

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


Unaudited Financial Statements:
   Statements of Assets and Liabilities, June 30, 1999.............................................................      FSA-2
   Statements of Operations for the Six Months Ended June 30, 1999.................................................      FSA-3
   Statements of Changes in Net Assets for the Six Months Ended June 30, 1999......................................      FSA-4
   Notes to Financial Statements...................................................................................      FSA-5


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 1999 and December 31, 1998................................................        F-1
   Consolidated Statements of Earnings for the Three and Six Months Ended June 30, 1999 and 1998...................        F-2
   Consolidated Statements of Shareholder's Equity for the Six Months Ended June 30, 1999 and 1998.................        F-3
   Consolidated Statements of Cash Flows for the Six Months Ended June 30, 1999 and 1998...........................        F-4
   Notes to Consolidated Financial Statements......................................................................        F-5



+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.

                                      FSA-1

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)


                            ------------    ------------   --------------   --------------  -----------   -----------    -----------
                               ALLIANCE       ALLIANCE        ALLIANCE        ALLIANCE                        EQ/
                                MONEY           HIGH           COMMON         AGGRESSIVE      ALLIANCE      ALLIANCE         MFS
                                MARKET          YIELD          STOCK           STOCK         SMALL CAP      PREMIER       RESEARCH
                                 FUND           FUND            FUND            FUND        GROWTH FUND   GROWTH FUND       FUND
                            ------------    ------------   --------------   --------------  -----------   -----------    -----------
ASSETS

Investments in shares
  of the Trusts -- at
  market value
 (Notes 2 and 6)

 Cost: $  278,056,391...... $285,346,300
          183,669,358......                 $165,804,441
        2,373,726,119......                                $3,411,007,624
          837,511,539......                                                 $1,018,866,148
           41,928,315......                                                                 $50,675,127
            3,014,607......                                                                               $3,169,780
           35,037,606......                                                                                              $41,314,295
           99,097,880......
                3,287......
           14,640,855......
           19,227,781......
Receivable for Trust
  shares sold..............           --              --               --          934,511   12,165,858          --               --
Receivable for
 policy-related
 transactions..............    7,854,659              --               --               --           --          701              --
                            ------------    ------------   --------------   --------------  -----------   ----------     -----------
Total Assets...............  293,200,959     165,804,441    3,411,007,62     1,019,800,659   62,840,985    3,170,481      41,314,295
                            ------------    ------------   --------------   --------------  -----------   ----------     -----------
LIABILITIES

Payable for Trust
 shares purchased..........    5,929,219          55,816          718,659               --           --          --               --
Payable for
 policy-related
 transactions..............           --         175,412        1,293,925        1,294,651   12,168,727          --           30,141
Amount retained by
 Equitable Life
 in Separate Account
 FP (Note 4)...............      395,830         204,459        1,399,513          774,410      247,913          749          53,756
                            ------------    ------------   --------------   --------------  -----------   ----------     -----------
Total Liabilities.......       6,325,049         435,687        3,412,097        2,069,061   12,416,640          749          83,897
                            ============    ============   ==============   ==============  ===========   ==========     ===========
NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS...       $286,875,910    $165,368,754   $3,407,595,527   $1,017,731,598  $50,424,345   $3,169,732     $41,230,398
                            ============    ============   ==============   ==============  ===========   ==========     ===========









                            ------------          ------      -----------      -----------
                                                                 MORGAN
                                 MFS                MFS          STANLEY
                               EMERGING           GROWTH         EMERGING      EQ/PUTNAM
                                GROWTH             WITH          MARKETS       GROWTH &
                              COMPANIES           INCOME         EQUITY         INCOME
                                 FUND              FUND           FUND         VALUE FUND
                            ------------          ------      -----------      -----------

ASSETS
Investments in shares
  of the Trusts -- at
  market value
 (Notes 2 and 6)

 Cost: $  278,056,391......
          183,669,358......
        2,373,726,119......
          837,511,539......
           41,928,315......
            3,014,607......
           35,037,606......
           99,097,880...... $113,289,390
                3,287......                       $3,361
           14,640,855......                                   $16,545,620
           19,227,781......                                                    $22,114,136
Receivable for Trust
  shares sold..............           --              --               --               --
Receivable for
 policy-related
 transactions..............           --              --               --               --
                            ------------          ------      -----------      -----------
Total Assets...............  113,289,390           3,361       16,545,620       22,114,136
                            ------------          ------      -----------      -----------
LIABILITIES

Payable for Trust
 shares purchased..........           --              --              --                --
Payable for
 policy-related
 transactions..............       71,825              --           22,392           13,766
Amount retained by
 Equitable Life
 in Separate Account
 FP (Note 4)..............        44,671              --        1,413,468           47,549
                            ------------          ------      -----------      -----------
Total Liabilities..........      116,496              --        1,435,860           61,315
                            ============          ======      ===========      ===========
NET ASSETS ATTRIBUTABLE
   TO POLICYOWNERS......... $113,172,894          $3,361      $15,109,760      $22,052,821
                            ============          ======      ===========      ===========

-----------------
See Notes to Financial Statements.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                 -----------    -----------      -------------       ------------     ----------
                                                                                                                        ALLIANCE
                                                  ALLIANCE        ALLIANCE          ALLIANCE           ALLIANCE        SMALL CAP
                                                    MONEY        HIGH YIELD       COMMON STOCK        AGGRESSIVE        GROWTH
                                                 MARKET FUND        FUND              FUND            STOCK FUND         FUND
                                                 -----------    -----------      -------------       ------------     ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............              --              --                 --                 --             --
   Expenses (Note 3):
      Mortality and expense risk charges...      $  751,318     $   460,762      $   9,129,988       $  2,754,102      $ 123,769
                                                 ----------     -----------      -------------       ------------     ----------
NET INVESTMENT INCOME......................        (751,318)       (460,762)        (9,129,988)        (2,754,102)      (123,769)
                                                 ----------     -----------      -------------       ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments..         321,186      (5,829,979)        58,398,194        (41,692,663)     1,069,730
      Realized gain distribution from
         the Trusts........................              --              --                 --                 --             --
                                                 ----------     -----------      -------------       ------------     ----------
NET REALIZED GAIN (LOSS)...................         321,186      (5,829,979)        58,398,194        (41,692,663)     1,069,730
                                                 ----------     -----------      -------------       ------------     ----------
   Unrealized appreciation (depreciation)
    on investments:
      Beginning of period..................       1,536,450     (20,898,854)       689,309,204         26,715,214      8,780,955
      End of period........................       7,289,909     (17,864,917)     1,037,281,505        181,354,609      8,746,812
                                                 ----------     -----------      -------------       ------------     ----------
   Change in unrealized appreciation
      (depreciation) during the period.....       5,753,459       3,033,937        347,972,301        154,639,395        (34,143)
                                                 ----------     -----------      -------------       ------------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS...................       6,074,645      (2,796,042)       406,370,495        112,946,732      1,035,587
                                                 ==========     ===========      =============       ============     ==========
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............      $5,323,327     $(3,256,804)     $ 397,240,507       $110,192,630     $  911,818
                                                 ==========     ===========      =============       ============     ==========



                                                --------      ----------     -------------  -------       ----------     ----------
                                                                                                           MORGAN
                                                   EQ/                                         MFS         STANLEY
                                                ALLIANCE                     MFS EMERGING   GROWTH        EMERGING       EQ/PUTNAM
                                                 PREMIER          MFS           GROWTH        WITH         MARKETS        GROWTH
                                                 GROWTH        RESEARCH       COMPANIES      INCOME         EQUITY        & INCOME
                                                  FUND*          FUND            FUND         FUND*          FUND        VALUE FUND
                                                --------      ----------     ------------   -------       ----------     ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............           --              --              --         --                --             --
   Expenses (Note 3):
      Mortality and expense risk charges...     $    744      $   93,735      $   240,946       $ 1        $   21,322     $  51,757
                                                --------      ----------      -----------       ---        ----------     ----------
NET INVESTMENT INCOME......................         (744)        (93,735)        (240,946)       (1)          (21,322)      (51,757)
                                                --------      ----------      -----------       ---        ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 2):
      Realized gain (loss) on investments..           11         260,455        3,542,229        --          (946,548)      200,863
      Realized gain distribution from
         the Trusts........................           --              --               --        --                --            --
                                                --------      ----------      -----------       ---        ----------     ----------
NET REALIZED GAIN (LOSS)...................           11         260,455        3,542,229        --          (946,548)      200,863
                                                --------      ----------      -----------       ---        ----------     ----------
   Unrealized appreciation (depreciation)
    on investments:
      Beginning of period..................           --       3,313,063        6,996,177        --        (2,942,633)    1,160,602
      End of period........................      155,173       6,276,689       14,191,510        74         1,904,765     2,886,355
                                                --------      ----------      -----------       ---        ----------     ----------
   Change in unrealized appreciation
      (depreciation) during the period.....      155,173       2,963,626        7,195,333        74         4,847,398     1,725,753
                                                --------      ----------      -----------       ---        ----------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS...................      155,184       3,224,081       10,737,562        74         3,900,850     1,926,616
                                                --------      ----------      -----------       ---        ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............     $154,440      $3,130,346      $10,496,616       $73        $3,879,528    $1,874,859
                                                ========      ==========      ===========       ===        ==========    ==========

-----------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.

                                FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                      ------------       ------------    --------------     --------------  -----------  ----------
                                                                                                              ALLIANCE     EQ/
                                                           ALLIANCE         ALLIANCE           ALLIANCE      SMALL CAP  ALLIANCE
                                     ALLIANCE MONEY       HIGH YIELD      COMMON STOCK        AGGRESSIVE      GROWTH     PREMIER
                                       MARKET FUND           FUND             FUND             STOCK FUND      FUND     GROWTH FUND*
                                      ------------       ------------    --------------     --------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income...........   $   (751,318)      $   (460,762)   $   (9,129,988)    $   (2,754,102) $  (123,769) $     (744)
   Net realized gain (loss)........        321,186         (5,829,979)       58,398,194        (41,692,663)   1,069,730          11
   Change in unrealized
     appreciation (depreciation)
      on investments...............      5,753,459          3,033,937       347,972,301        154,639,395      (34,143)    155,173
                                      ------------       ------------    --------------     --------------  -----------  ----------
  Net increase (decrease)
   in net assets
   from operations.................      5,323,327         (3,256,804)      397,240,507        110,192,630      911,818     154,440
                                      ------------       ------------    --------------     --------------  -----------  ----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)...........    119,732,477         18,517,002       187,556,807         81,731,848    9,385,875     171,747
   Benefits and other
    policy-related
    transactions (Note 3)..........    (34,659,548)       (11,219,965)     (148,400,649)       (61,595,209)  (2,743,073)      1,396
   Net transfers among funds and
    guaranteed interest account....    (58,245,849)        (8,930,488)       28,881,595        (82,900,383)  (5,517,236)  2,842,105
                                      ------------       ------------    --------------     --------------  -----------  ----------
   Net increase (decrease)
    in net assets from
    policy-related transactions....     26,827,080         (1,633,451)       68,037,753        (62,763,744)   1,125,566   3,015,248
                                      ------------       ------------    --------------     --------------  -----------  ----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)....         49,710             22,618          (209,307)          (475,369)     (84,288)         44
                                      ------------       ------------    --------------     --------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 ATTRIBUTABLE TO POLICYOWNERS......     32,200,117         (4,867,637)      465,068,953         46,953,517    1,953,096   3,169,732
NET ASSETS ATTRIBUTABLE TO
   POLICYOWNERS, BEGINNING OF
   PERIOD..........................    254,675,793        170,236,391     2,942,526,574        970,778,081   48,471,249        --
                                      ============       ============    ==============     ==============  ===========  ==========
NET ASSETS ATTRIBUTABLE TO
   POLICYOWNERS, END OF PERIOD.....   $286,875,910       $165,368,754    $3,407,595,527     $1,017,731,598  $50,424,345  $3,169,732
                                      ============       ============    ==============     ==============  ===========  ==========

                                     -----------     ------------     ------         -----------      -----------
                                                                                       MORGAN
                                                                        MFS            STANLEY
                                                       MFS EMERGING   GROWTH           EMERGING         EQ/PUTNAM
                                           MFS           GROWTH        WITH            MARKETS           GROWTH &
                                        RESEARCH        COMPANIES     INCOME           EQUITY          INCOME VALUE
                                          FUND            FUND         FUND*            FUND               FUND
                                     -----------     ------------     ------         -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income...........  $   (93,735)    $   (240,946)   $     1         $   (21,322)     $   (51,757)
   Net realized gain (loss)........      260,455        3,542,229         --            (946,548)         200,863
   Change in unrealized
     appreciation (depreciation)
      on investments...............    2,963,626        7,195,333         74           4,847,398        1,725,753
                                     -----------     ------------     ------         -----------      -----------
   Net increase (decrease)
   in net assets
   from operations.................    3,130,346       10,496,616         73           3,879,528        1,874,859
                                     -----------     ------------     ------         -----------      -----------
FROM POLICY-RELATED TRANSACTIONS:
   Net premiums (Note 3)...........    6,629,966       14,937,031      3,183           1,890,930        3,723,800
   Benefits and other
    policy-related
    transactions (Note 3)..........   (2,173,926)      (5,320,719)        --            (742,061)      (1,237,624)
   Net transfers among funds and
    guaranteed interest account....    5,687,025       37,193,059        105           3,800,925        1,065,567
                                     -----------     ------------     ------         -----------      -----------
   Net increase (decrease)
    in net assets from
 policy-related transactions........  10,143,065       46,809,371      3,288           4,949,794        3,551,743
                                     -----------     ------------     ------         -----------      -----------
NET (INCREASE) DECREASE IN AMOUNT
   RETAINED BY EQUITABLE LIFE IN
   SEPARATE ACCOUNT FP (Note 4)....       (4,400)         (98,022)        --            (733,906)         (10,087)
                                     -----------     ------------     ------         -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
 ATTRIBUTABLE TO POLICYOWNERS......   13,269,011       57,207,965      3,361          8,095,416        5,416,515
NET ASSETS ATTRIBUTABLE TO
   POLICYOWNERS, BEGINNING OF
   PERIOD..........................   27,961,387       55,964,929         --          7,014,344        16,636,306
                                     ===========     ============     ======         ===========      ===========
NET ASSETS ATTRIBUTABLE TO
   POLICYOWNERS, END OF PERIOD.....  $41,230,398     $113,172,894     $3,361         $15,109,760      $22,052,821
                                     ===========     ============     ======         ===========      ===========

-----------------
See Notes to Financial Statements.
* Commencement of Operations on June 4, 1999.
+ Formerly known as Equitable Variable Life Insurance Company
  Separate Account FP.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 1999

1.  General

    Effective January 1, 1997 Equitable Variable Life Insurance Company ("Equitable Variable Life" ) was merged into The Equitable Life Assurance Society of the United States ("Equitable Life"). From January 1, 1997, Equitable Life is liable in place of Equitable Variable Life for the liabilities and obligations of Equitable Variable Life, including liabilities under policies and contracts issued by Equitable Variable Life, and all of Equitable Variable Life's assets became assets of Equitable Life. The merger had no effect on the net assets of the Separate Account attributable to contractowners. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust ("HR Trust") and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc. ("EQFC"), and Equitable Distributors Inc. ("EDI") are wholly owned subsidiaries of Equitable Life. EQFC manages the EQ Advisors Trust ("EQ Trust") and has overall responsibility for general management and administration of EQ Trust.

    Equitable Life Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of 24 investments funds ("Funds") of which 11 are reported herein: the Alliance Money Market Fund, the Alliance High Yield Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Small Cap Growth Fund, EQ/Alliance Premier Growth, MFS Growth with Income, the MFS Research Fund, the MFS Emerging Growth Companies Fund, the Morgan Stanley Emerging Markets Equity Fund, the EQ/Putnam Growth & Income Value Fund. The assets in each fund are invested in shares of a corresponding portfolio ("Portfolio") of a mutual fund, Class 1B shares of HR Trust or EQ Trust (collectively, the "Trusts"). Class 1B shares are offered by the Trust at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-ended, diversified management investment companies that invest separate account assets of insurance companies. Each Portfolio has separate investment objectives.

    EQFC and EDI earn fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

    The Account supports the operations of various Equitable life insurance products. These products are sold through both Equitable's Agent Distribution Channel and Equitable's Independent Broker Dealer Distribution Channel. These financial statement footnotes discuss the products, charges and investment return applicable to those life insurance products (Incentive Life Plus & Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution Channel.

    All Policies are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Policies will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    Receivable/payable for policy-related transactions represent amount due to/from General Account predominately related to premiums, surrenders and death benefits.

    Policyowners may allocate amounts in their individual accounts to the Funds of the Account and/or (except for SP-Flex policies) to the guaranteed interest account of Equitable Life's General Account. Net transfers to
    (from) the guaranteed interest account of the General Account and other Separate Accounts of $(76,123,575) for the six months ended June 30, 1999, are included in Net Transfers among Funds. The net assets of any Fund of the Account may not be less than the aggregate of the policyowners' accounts allocated to that Fund. Additional assets are set aside in Equitable Life's General Account to provide for (1) the unearned portion of the monthly charges for mortality costs, and (2) other policy benefits, as required under the state insurance law.


+   Formerly known as Equitable Variable Life Insurance Company
    Separate Account FP.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of the Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded on the trade date. Dividends are recorded by the Trusts in the fourth quarter on the ex-dividend date. Dividend and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trust at the end of each year.

   The operations of the Account are included in the consolidated federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account also may be made.

3. Asset Charges

   Under the Policies, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution Channel have charges currently for Incentive Life Plus of .60% and for Survivorship 2000 of .90%. The products sold through Equitable Life's Agent Distribution Channel have charges ranging from 0.60% to 1.80% depending on the features of those products.

   Before amounts are remitted to the Account, Equitable Life deducts a charge for taxes and a premium sales charge from premiums. For one product offered to investors in Equitable's Agent Distribution Channel, the entire premium is allocated to the account, but before additional premiums are allocated to the account an administrative charge is deducted.

   The amounts attributable to various life products in the Account, including Incentive Life Plus and Survivorship 2000 policyowners' accounts, are assessed monthly by Equitable Life for cost of insurance and administrative charges. These charges are withdrawn from the policyowner accounts along with amounts for additional benefits. Under the Policies, amounts for certain policy-related transactions (such as policy loans and surrenders) are transferred out of the Separate Account.

   Included in the Withdrawals and Administrative Charges line of the Statement of Changes in Net Assets are certain administrative charges which are deducted from the policyowners account value.


+  Formerly known as Equitable Variable Life Insurance Company
   Separate Account FP.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 1999

4.  Amounts Retained by Equitable Life in Separate Account FP

    The amount retained by Equitable Life (surplus) in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risk charges and administrative charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus withdrawals by Equitable Life by investment fund:


                                                    SIX MONTHS ENDED
                                                         JUNE 30,
                                                    -----------------
   INVESTMENT FUND                                         1999
   ---------------                                         ----
      Alliance Money Market                               890,096
      Alliance High Yield                                 487,287
      Alliance Common Stock                              8,989,648
      Alliance Aggressive Stock                          3,004,033
      Alliance Small Cap Growth                           223,825
      EQ/Alliance Premier Growth                            --
      MFS Research                                        104,972
      MFS Emerging Growth Companies                       323,192
      MFS Growth with Income                                --
      Morgan Stanley Emerging Markets Equity             1,685,953
      EQ/Putnam Growth & Income Value                     121,245


5.  Distribution and Servicing Agreements

    Equitable Life has entered into Distribution and Servicing Agreements with EQFC, an affiliate of Equitable Life, and EDI, whereby registered representatives of EQFC, authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.

6.  Investment Returns

    The tables on the following pages show the gross and net investment returns with respect to the Funds for the periods shown. The net return for each Fund is based upon beginning and ending net unit value for a policy and is not based on the average net assets in the Fund during such period. Gross return is equal to the total return earned by the underlying Trust investment which is after deduction of trust expense.


    The Separate Account rates of return attributable to Incentive Life Plus policyowners are different than those attributable to Survivorship 2000 policyowners because asset charges are deducted at different rates under each policy (see Note 3).


+  Formerly known as Equitable Variable Life Insurance Company
   Separate Account FP.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999

RATES OF RETURN:
INCENTIVE LIFE PLUS

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                        --------------------
ALLIANCE MONEY MARKET FUND                                    1999
--------------------------                                    ----
Gross return..................................                2.16
Net return....................................                1.98

                                                       SIX MONTHS ENDED (A)
                                                             JUNE 30,
                                                       --------------------
ALLIANCE HIGH YIELD FUND                                      1999
------------------------                                      ----
Gross return..................................               (1.80)
Net return....................................               (1.97)

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE COMMON STOCK FUND                                    1999
--------------------------                                    ----
Gross return..................................                13.55
Net return....................................                13.35

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE AGGRESSIVE STOCK FUND                                1999
------------------------------                                ----
Gross return..................................                12.24
Net return....................................                12.05

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE SMALL CAP GROWTH FUND                                1999
------------------------------                                ----
Gross return..................................               (0.61)
Net return....................................               (0.78)

                                                           JUNE 4(A) TO
                                                             JUNE 30,
                                                    --------------------
EQ/ALLIANCE PREMIER GROWTH FUND                               1999
-------------------------------                               ----
Gross return..................................                5.86
Net return....................................                5.82

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
MFS RESEARCH FUND                                             1999
-----------------                                             ----
Gross return..................................                9.01
Net return....................................                8.69

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
MFS EMERGING GROWTH COMPANIES FUND                            1999
----------------------------------                            ----
Gross return..................................                12.78
Net return....................................                12.43

                                                          JUNE 4(B) TO
                                                            JUNE 30,
                                                       --------------------
MFS GROWTH WITH INCOME FUND                                   1999
---------------------------                                   ----
Gross return..................................                1.80
Net return....................................                1.75

-----------------
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999


RATES OF RETURN (CONTINUED):
INCENTIVE LIFE PLUS

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                   1999
-------------------------------------------                   ----
Gross return..................................               38.24
Net return....................................               37.72

                                                        SIX MONTHS ENDED (A)
                                                             JUNE 30,
                                                       -------------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                          1999
------------------------------------                          ----
Gross return..................................               10.81
Net return....................................               10.40

-----------------
+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999


RATES OF RETURN (CONTINUED):
SURVIVORSHIP 2000

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE MONEY MARKET FUND                                    1999
--------------------------                                    ----
Gross return..................................                2.16
Net return....................................                1.70

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE HIGH YIELD FUND                                      1999
------------------------                                      ----
Gross return..................................               (1.80)
Net return....................................               (2.24)

                                                        SIX MONTHS ENDED (B)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE COMMON STOCK FUND                                    1999
--------------------------                                    ----
Gross return..................................                13.55
Net return....................................                13.04

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE AGGRESSIVE STOCK FUND                                1999
------------------------------                                ----
Gross return..................................                12.24
Net return....................................                11.74

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
ALLIANCE SMALL CAP GROWTH FUND                                1999
------------------------------                                ----
Gross return..................................               (0.61)
Net return....................................               (1.05)

                                                          JUNE 4(A) TO
                                                            JUNE 30,
                                                       --------------------
EQ/ALLIANCE PREMIER GROWTH FUND                               1999
-------------------------------                               ----
Gross return..................................                5.86
Net return....................................                5.79

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
MFS RESEARCH FUND                                             1999
-----------------                                             ----
Gross return..................................                9.01
Net return....................................                8.53

                                                        SIX MONTHS ENDED (A)
                                                              JUNE 30,
                                                       --------------------
MFS EMERGING GROWTH COMPANIES FUND                            1999
----------------------------------                            ----
Gross return..................................                12.78
Net return....................................                12.27

                                                          JUNE 4(B) TO
                                                             JUNE 30,
                                                       --------------------
MFS GROWTH WITH INCOME FUND                                   1999
---------------------------                                   ----
Gross return..................................                1.80
Net return....................................                1.73

-------------------

+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.

(b) Date as of which net premiums under the policies were first allocated to the Fund. The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1999


RATES OF RETURN (CONCLUDED):
SURVIVORSHIP 2000


                                                       SIX MONTHS ENDED (A)
                                                            JUNE 30,
                                                       -------------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND                   1999
-------------------------------------------                   ----
Gross return..................................               38.24
Net return....................................               37.51

                                                       SIX MONTHS ENDED (A)
                                                            JUNE 30,
                                                       -------------------
EQ/PUTNAM GROWTH & INCOME VALUE FUND                          1999
------------------------------------                          ----
Gross return..................................               10.81
Net return....................................               10.23

-------------------

+    Formerly known as Equitable Variable Life Insurance Company Separate
     Account FP.

(a) The gross return and net return for the periods indicated are not annualized rates of return.


                                     FSA-11

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 June 30,           December 31,
                                                                                   1999                 1998
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................  $    19,204.4        $    18,993.7
    Held to maturity, at amortized cost.....................................          128.9                125.0
  Mortgage loans on real estate.............................................        3,269.7              2,809.9
  Equity real estate........................................................        1,522.4              1,676.9
  Policy loans..............................................................        2,160.3              2,086.7
  Other equity investments..................................................          758.0                713.3
  Investment in and loans to affiliates.....................................        1,114.3                928.5
  Other invested assets.....................................................          696.3                808.2
                                                                              -----------------    -----------------
      Total investments.....................................................       28,854.3             28,142.2
Cash and cash equivalents...................................................          907.9              1,245.5
Deferred policy acquisition costs...........................................        3,714.4              3,563.8
Other assets................................................................        3,428.8              3,054.6
Closed Block assets.........................................................        8,592.9              8,632.4
Separate Accounts assets....................................................       48,440.4             43,302.3
                                                                              -----------------    -----------------

Total Assets................................................................  $    93,938.7        $    87,940.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    21,184.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................        4,761.2              4,726.4
Short-term and long-term debt...............................................        1,624.9              1,181.7
Other liabilities...........................................................        3,695.2              3,474.3
Closed Block liabilities....................................................        9,041.3              9,077.0
Separate Accounts liabilities...............................................       48,333.0             43,211.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,640.0             82,528.2
                                                                              -----------------    -----------------

Commitments and contingencies (Note 10)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        3,110.2              3,110.2
Retained earnings...........................................................        2,347.4              1,944.1
Accumulated other comprehensive (loss) income...............................         (161.4)               355.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        5,298.7              5,412.6
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    93,938.7        $    87,940.8
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                            Three Months Ended                  Six Months Ended
                                                                 June 30,                           June 30,
                                                     ---------------------------------  ---------------------------------
                                                          1999              1998             1999              1998
                                                     ---------------   ---------------  ---------------   ---------------
                                                                                (In Millions)
REVENUES
Universal life and investment-type
  product policy fee income........................  $      307.8      $     257.5      $      604.5      $      517.1
Premiums...........................................         130.7            142.6             265.6             289.1
Net investment income..............................         573.7            565.8           1,142.2           1,165.9
Investment gains, net..............................          73.4             33.2              54.1             105.6
Commissions, fees and other income.................         511.7            395.9             996.3             773.0
Contribution from the Closed Block.................          23.0             27.9              41.9              42.4
                                                     ---------------   ---------------  ---------------   ---------------
      Total revenues...............................       1,620.3          1,422.9           3,104.6           2,893.1
                                                     ---------------   ---------------  ---------------   ---------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account
  balances.........................................         269.6            283.4             539.8             582.9
Policyholders' benefits............................         253.9            258.2             494.7             520.4
Other operating costs and expenses.................         774.0            561.2           1,417.5           1,127.5
                                                     ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions..........       1,297.5          1,102.8           2,452.0           2,230.8
                                                     ---------------   ---------------  ---------------   ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......         322.8            320.1             652.6             662.3
Federal income taxes...............................          58.3             90.8             158.7             190.7
Minority interest in net income of
  consolidated subsidiaries........................          41.9             32.3              84.0              61.8
                                                     ---------------   ---------------  ---------------   ---------------
Earnings from continuing operations................         222.6            197.0             409.9             409.8
Discontinued operations, net of Federal income
  taxes............................................          (1.3)             1.3              (6.6)              1.8
                                                     ---------------   ---------------  ---------------   ---------------

Net Earnings.......................................  $      221.3      $     198.3      $      403.3      $      411.6
                                                     ===============   ===============  ===============   ===============






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year and end of period.........        3,110.2              3,105.8
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        1,944.1              1,235.9
Net earnings................................................................          403.3                411.6
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,347.4              1,647.5
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          355.8                516.3
Other comprehensive (loss) income...........................................         (517.2)                39.2
                                                                              -----------------    -----------------
Accumulated other comprehensive (loss) income, end of period................         (161.4)               555.5
                                                                              -----------------    -----------------

Total Shareholder's Equity, End of Period...................................  $     5,298.7        $     5,311.3
                                                                              =================    =================







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
Net earnings................................................................  $       403.3        $       411.6
  Adjustments to reconcile net earnings to net cash provided by operating activities:
    Interest credited to policyholders' account balances....................          539.8                582.9
    Universal life and investment-type policy fee income....................         (604.5)              (517.1)
    Investment gains........................................................          (54.1)              (105.6)
    Change in Federal income tax payable....................................           78.8                 44.9
    Other, net..............................................................         (204.8)               (50.1)
                                                                              -----------------    -----------------

Net cash provided by operating activities...................................          158.5                366.6
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,046.6              1,005.1
  Sales....................................................................         4,630.4              8,648.5
  Purchases.................................................................       (7,048.7)            (9,779.6)
  Decrease in short-term investments........................................          193.5                215.5
  Decrease in loans to discontinued operations..............................            -                  300.0
  Other, net................................................................         (190.8)              (393.3)
                                                                              -----------------    -----------------

Net cash used by investing activities.......................................       (1,369.0)                (3.8)
                                                                              -----------------    -----------------

Cash flows from financing activities:
 Policyholders' account balances:
    Deposits................................................................        1,191.1                618.9
    Withdrawals.............................................................         (806.3)              (938.0)
  Increase in short-term financings.........................................          559.5                443.9
  Repayments of long-term debt..............................................           (6.2)                (6.3)
  Payment of obligation to fund accumulated deficit of
    discontinued operations.................................................            -                  (87.2)
  Other, net................................................................          (65.2)               (34.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................          872.9                 (3.3)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................         (337.6)               359.5
Cash and cash equivalents, beginning of year................................        1,245.5                300.5
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $       907.9        $       660.0
                                                                              =================    =================

Supplemental cash flow information:
  Interest Paid.............................................................  $        56.4        $        84.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        26.3        $       186.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


 1)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements are prepared in conformity with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1998. The results of operations for the six months ended June 30, 1999 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 1999" and "second quarter 1998" refer to the three months ended June 30, 1999 and 1998, respectively. The terms "first half of 1999" and "first half of 1998" refer to the six months ended June 30, 1999 and 1998, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

 2)   NEW ACCOUNTING PRONOUNCEMENTS

      In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001.

 3)   DEFERRED POLICY ACQUISITION COSTS

      As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) for the three and six months ended June 30, 1999.

 4)   INVESTMENTS

      Investment valuation allowances and changes thereto are shown below:

                                                                                          Six Months Ended
                                                                                              June 30,
                                                                                 -----------------------------------
                                                                                      1999                1998
                                                                                 ---------------     ---------------
                                                                                           (In Millions)
      Balances, beginning of year............................................... $      230.6        $     384.5
      Additions charged to income...............................................         23.9               50.4
      Deductions for writedowns and asset dispositions..........................        (74.6)             (80.6)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      Balances, end of period:
        Mortgage loans on real estate........................................... $       31.3        $      29.2
        Equity real estate......................................................        148.6              325.1
                                                                                 ---------------     ---------------
      Total..................................................................... $      179.9        $     354.3
                                                                                 ===============     ===============

      For the second quarter and first half of 1999 and of 1998, investment income is shown net of investment expenses of $53.1 million, $113.3 million, $64.3 million and $144.6 million, respectively.

      As of June 30, 1999 and December 31, 1998, fixed maturities classified as available for sale had amortized costs of $19,438.4 million and $18,453.8 million and fixed maturities in the held to maturity portfolio had estimated fair values of $128.9 million and $125.0 million, respectively. Other equity investments include equity securities with carrying values of $140.5 million and $150.6 million and costs of $39.6 million and $58.3 million as of June 30, 1999 and December 31, 1998, respectively.

      On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In the second quarter and first half of 1999, $27.8 million ($16.1 million net of related DAC and Federal income taxes) and $99.2 million ($53.2 million net of related DAC and Federal income taxes) of increases in fair value on the trading portfolios were recognized as net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $118.2 million and costs of $3.8 million at June 30, 1999.

      For the first half of 1999 and of 1998, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,390.9 million and $8,380.5 million, respectively. Gross gains of $40.0 million and $89.9 million and gross losses of $89.5 million and $47.0 million were realized on these sales for the first half of 1999 and of 1998, respectively. Unrealized investment gains related to fixed maturities classified as available for sale decreased by $773.9 million in the first half of 1999, resulting in a balance of $234.0 million of unrealized investment losses at June 30, 1999.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                   June 30,          December 31,
                                                                                     1999                1998
                                                                                ---------------    -----------------
                                                                                           (In Millions)
      Impaired mortgage loans with provision for losses.......................   $     117.6        $     125.4
      Impaired mortgage loans without provision for losses....................           1.8                8.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         119.4              134.0
      Provision for losses....................................................         (25.9)             (29.0)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $      93.5        $     105.0
                                                                                ===============    =================

      During the first half of 1999 and of 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $129.0 million and $188.5 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million and $6.6 million ($.1 million and $.9 million recognized on a cash basis) for the first half of 1999 and 1998, respectively.

 5)   SALE OF DLJ STOCK

      During the second quarter of 1999, DLJ completed its offering of a new class of its common stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

 6)   CLOSED BLOCK

      Summarized financial information for the Closed Block is as follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Fixed maturities:
        Available for sale, at estimated fair value (amortized cost of
          $4,068.9 and $4,149.0)............................................. $     4,062.3        $     4,373.2
      Mortgage loans on real estate..........................................       1,709.3              1,633.4
      Policy loans...........................................................       1,615.1              1,641.2
      Cash and other invested assets.........................................         128.5                 86.5
      Deferred policy acquisition costs......................................         834.8                676.5
      Other assets...........................................................         242.9                221.6
                                                                              -----------------    -----------------
      Total Assets........................................................... $     8,592.9        $     8,632.4
                                                                              =================    =================

      Liabilities
      Future policy benefits and other policyholders' account balances....... $     9,010.3        $     9,013.1
      Other liabilities......................................................          31.0                 63.9
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     9,041.3        $     9,077.0
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Premiums and other income................ $      156.4      $     165.9      $      312.4      $      333.0
      Investment income (net of investment
        expenses of $4.8, $5.4, $10.0 and
        $10.8).................................        145.2            145.3             287.2             281.7
      Investment gains (losses), net...........          3.4              2.8               1.5              (1.9)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................        305.0            314.0             601.1             612.8
                                                ---------------   ---------------  ---------------   ---------------

      Benefits and Other Deductions
      Policyholders' benefits and dividends....        260.5            267.5             526.9             544.8
      Other operating costs and expenses.......         21.5             18.6              32.3              25.6
                                                ---------------   ---------------  ---------------   ---------------
      Total benefits and other deductions......        282.0            286.1             559.2             570.4
                                                ---------------   ---------------  ---------------   ---------------

      Contribution from the Closed Block....... $       23.0      $      27.9      $       41.9      $       42.4
                                                ===============   ===============  ===============   ===============

      Investment valuation allowances amounted to $8.5 million and $11.1 million on mortgage loans and $13.7 million and $15.4 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        32.4      $         55.5
      Impaired mortgage loans without provision for losses...................            4.4                 7.6
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           36.8                63.1
      Provision for losses...................................................           (7.5)              (10.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        29.3      $         53.0
                                                                              =================  =================

      During the first half of 1999 and of 1998, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $45.4 million and $108.8 million. Interest income recognized on these impaired mortgage loans totaled $1.5 million and $3.1 million ($1.5 million recognized on a cash basis for the first half of 1998) for the first half of 1999 and 1998, respectively.

 7)   DISCONTINUED OPERATIONS

      Summarized financial information for discontinued operations follows:

                                                                                  June 30,           December 31,
                                                                                    1999                 1998
                                                                              -----------------    -----------------
                                                                                          (In Millions)
      Assets
      Mortgage loans on real estate.......................................... $       518.5        $       553.9
      Equity real estate.....................................................         563.2                611.0
      Other equity investments...............................................          89.1                115.1
      Other invested assets..................................................          51.7                 24.9
                                                                              -----------------    -----------------
        Total investments....................................................       1,222.5              1,304.9
      Cash and cash equivalents..............................................           -                   34.7
      Other assets...........................................................         222.1                219.0
                                                                              -----------------    -----------------
      Total Assets........................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

      Liabilities
      Policyholders liabilities.............................................. $     1,008.8        $     1,021.7
      Allowance for future losses............................................         291.2                305.1
      Other liabilities......................................................         144.6                231.8
                                                                              -----------------    -----------------
      Total Liabilities...................................................... $     1,444.6        $     1,558.6
                                                                              =================    =================

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Revenues
      Investment income (net of investment
        expenses of $12.4, $18.0, $25.5
        and $37.5)............................. $       22.9      $      50.5      $       42.5      $       78.5
      Investment (losses) gains, net...........         (3.5)            27.6             (10.5)             33.2
      Other income, net........................          -                -                 -                 (.1)
                                                ---------------   ---------------  ---------------   ---------------
      Total revenues...........................         19.4             78.1              32.0             111.6

      Benefits and Other Deductions............         29.0             36.1              54.4              74.6
      (Losses charged) earnings credited
        to allowance for future losses.........         (9.6)            42.0             (22.4)             37.0
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax loss from operations.............          -                -                 -                 -
      Pre-tax (loss from strengthening)
        earnings from releasing the
        allowance for future losses............         (1.9)             2.0             (10.1)              2.7
      Federal income tax benefit (expense).....           .6              (.7)              3.5               (.9)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Earnings from Discontinued
        Operations............................. $       (1.3)     $       1.3      $       (6.6)     $        1.8
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. The evaluations performed as of June 30, 1999 and 1998 resulted in management's decision to strengthen the allowance by $10.1 million and release the allowance by $2.7 million for the six months ended June 30, 1999 and 1998, respectively. This resulted in after-tax losses of $6.6 million for the first half of 1999 and after-tax earnings of $1.8 million for the first half of 1998.

      Management believes the allowance for future losses at June 30, 1999 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result.

      Investment valuation allowances amounted to $4.5 million and $3.0 million on mortgage loans and $42.0 million and $34.8 million on equity real estate at June 30, 1999 and December 31, 1998, respectively.

      Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                  June 30,         December 31,
                                                                                    1999               1998
                                                                              -----------------  -----------------
                                                                                         (In Millions)
      Impaired mortgage loans with provision for losses......................  $        19.6      $          6.7
      Impaired mortgage loans without provision for losses...................            -                   8.5
                                                                              -----------------  -----------------
      Recorded investment in impaired mortgages..............................           19.6                15.2
      Provision for losses...................................................           (3.6)               (2.1)
                                                                              -----------------  -----------------
      Net Impaired Mortgage Loans............................................  $        16.0      $         13.1
                                                                              =================  =================

      During the first half of 1999 and of 1998, discontinued operations' average recorded investment in impaired mortgage loans was $16.6 million and $121.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million and $4.0 million ($3.4 million recognized on a cash basis for the first half of 1998) in the first half of 1999 and 1998, respectively.

      Benefits and other deductions included $5.8 million and $15.9 million of interest expense related to amounts borrowed from continuing operations for the second quarter and first half of 1998.

 8)   FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

 9)   RESTRUCTURING COSTS

      At June 30, 1999, the restructuring liabilities included costs related to employee termination and exit costs, the termination of operating leases and the consolidation of insurance operations' service centers and amounted to $15.6 million. The amounts paid during the first half of 1999 totaled $8.7 million.

10)   LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 1998, except as follows:

      In Rickel, the complaint was dismissed in April 1999 by the Court. Plaintiff has filed an appeal. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition or DLJ's results of operations in any particular period.

      The Dayton Monetary Associates and Mid-American Waste Systems actions have been settled without a material adverse effect on DLJ's consolidated financial condition or results of operation in any particular period.

      In November 1998, three purported class actions (Gillet v. Goldman, Sachs & Co. et al., Prager v. Goldman, Sachs & Co. et al. and Holzman v. Goldman, Sachs & Co. et al.) were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. On March 15, 1999, the plaintiffs filed a Consolidated Amended Complaint captioned In re Public Offering Fee Antitrust Litigation. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The government has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of these matters will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not these matters will have a material adverse effect on DLJ's results of operations in any particular period.

      In addition to the matters previously reported and the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

11)   BUSINESS SEGMENT INFORMATION

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Three Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     1,075.6     $      469.0       $        (1.5)    $    1,543.1
      Investment (losses) gains and other..          (21.2)            98.4                 -               77.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,054.4     $      567.4       $        (1.5)    $    1,620.3
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       226.3     $      105.3       $         -       $      331.6
      Investment (losses) gains, net of
        related DAC and other charges......          (21.9)            98.2                 -               76.3
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               46.6                 -               46.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $        72.7     $      250.1       $         -       $      322.8
                                            ===============   =================  ===============   =================


      Three Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     1,012.2     $      379.0       $        (1.5)    $    1,389.7
      Investment gains.....................           33.1               .1                 -               33.2
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     1,045.3     $      379.1       $        (1.5)    $    1,422.9
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       179.8     $       86.4       $         -       $      266.2
      Investment gains (losses) net of
        related DAC and other charges......           17.2              (.4)                -               16.8
      Pre-tax minority interest............            -               37.1                 -               37.1
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       197.0     $      123.1       $         -       $      320.1
                                            ===============   =================  ===============   =================

                                                                 Investment
                                              Insurance           Services        Elimination           Total
                                            ---------------   -----------------  ---------------   -----------------
                                                                         (In Millions)

      Six Months Ended
      June 30, 1999
      ---------------------------------------
      Segment revenues.....................  $     2,118.2     $      925.2       $        (2.9)    $    3,040.5
      Investment (losses) gains and other..          (44.7)           108.8                 -               64.1
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,073.5     $    1,034.0       $        (2.9)    $    3,104.6
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       447.5     $      191.4       $         -       $      638.9
      Investment (losses) gains, net of
        related DAC and other charges......          (56.9)           108.4                 -               51.5
      Non-recurring DAC adjustments........         (131.7)             -                   -             (131.7)
      Pre-tax minority interest............            -               93.9                 -               93.9
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       258.9     $      393.7       $         -       $      652.6
                                            ===============   =================  ===============   =================


      Six Months Ended
      June 30, 1998
      ---------------------------------------
      Segment revenues.....................  $     2,053.5     $      736.7       $        (2.7)    $    2,787.5
      Investment gains.....................           74.0             31.6                 -              105.6
                                            ---------------   -----------------  ---------------   -----------------
      Total Revenues.......................  $     2,127.5     $      768.3       $        (2.7)    $    2,893.1
                                            ===============   =================  ===============   =================

      Pre-tax operating earnings...........  $       354.1     $      163.9       $         -       $      518.0
      Investment gains, net of related
        DAC and other charges..............           49.7             24.0                 -               73.7
      Pre-tax minority interest............            -               70.6                 -               70.6
                                            ---------------   -----------------  ---------------   -----------------
      Earnings from Continuing
        Operations.........................  $       403.8     $      258.5       $         -       $      662.3
                                            ===============   =================  ===============   =================

      Total Assets:
      June 30, 1999........................  $    81,206.5     $   12,844.0       $      (111.8)    $   93,938.7
                                            ===============   =================  ===============   =================

      December 31, 1998....................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                            ===============   =================  ===============   =================


12)   COMPREHENSIVE INCOME

      The components of comprehensive income (loss) for the second quarter 1999 and 1998 and the first half of 1999 and 1998 are as follows:

                                                       Three Months Ended                  Six Months Ended
                                                            June 30,                           June 30,
                                                ---------------------------------  ---------------------------------
                                                     1999              1998             1999              1998
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (In Millions)
      Net earnings............................. $      221.3      $     198.3      $      403.3      $      411.6
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized (losses) gains,
        net of reclassification adjustment.....       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive (loss) income........       (274.2)            16.1            (517.2)             39.2
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive (Loss) Income.............. $      (52.9)     $     214.4      $     (113.9)     $      450.8
                                                ===============   ===============  ===============   ===============



                                     PART II



                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement, File No. 333-17641 on March 1, 1999.

Supplement (in force) dated May 1, 1999 consisting of 122 pages, previously filed with this Registration Statement, File No. 333-17641 on April 30, 1999.


The Survivorship 2000 Prospectus (retail channel) dated May 1, 1999, consisting of 171 pages, previously filed with this Registration Statement, File No. 333-17641 on April 30, 1999.

The Survivorship 2000 Prospectus (wholesale channel) dated May 1, 1999, consisting of 173 pages, previously filed with this Registration Statement, File No. 333-17641 on April 30, 1999.

The Survivorship Incentive Life Prospectus (retail channel) dated May 1, 1999, consisting of 167 pages, previously filed with this Registration Statement, File No. 333-17641 on April 30, 1999.


The Survivorship Incentive Life Prospectus (core version -- wholesale channel) dated August 1, 1999 consisting of 128 pages, previously filed with this Registration Statement File No. 333-17641 on July 26, 1999.

The Survivorship Incentive Life Prospectus (First Union version -- wholesale channel) dated August 1, 1999 consisting of 127 pages, previously filed with this Registration Statement File No. 333-17641 on July 26, 1999.

Supplement (in-force) dated August 30, 1999, consisting of 79 pages.

Supplement (new business) dated August 30, 1999 consisting of 78 pages.

Supplement (wholesale channel) dated August 30, 1999, consisting of 35 pages.

Supplement dated August 30, 1999, relating to the substitution of shares, consisting of 1 page.


Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consents of the following persons:


William Schor, Vice President and Associate General Counsel, The Equitable Life Assurance Society of the United States (See Exhibit 2(a)(v)).



Independent Public Accountants (See exhibit 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


        1-A(1)(a)(i)       Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


        1-A(2)             Inapplicable.

        1-A(3)(a)          See Exhibit 1-A(8).



         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(iii)    Flexible Premium Joint Survivorship Variable Life Insurance
                           Policy (99-400), previously filed with this Registration Statement, File
                           No. 333-17641 on March 1, 1999.

         1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(c)         Estate Protector Rider (R92-208) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(d)         Estate Protector Rider (R92-208) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(e)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Divorce Rider (R92-209) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(f)         Option to Split Flexible Premium Joint Survivorship Variable Life Policy
                           Upon Divorce Rider (R92-209) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(g)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210)
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(h)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210) (Equitable),
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(i)         Accelerated Death Benefit Rider (Equitable Variable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(j)         Accelerated Death Benefit Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(5)(k)         Free Look Rider (Equitable Variable), previously filed with this Registration
                           Statement File No 333-17641 on December 11, 1996.

         1-A(5)(l)         Free Look Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(m)         Unisex Rider (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(n)         Unisex Rider (Equitable), previously filed with this
                           Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(o)         Table of Guaranteed Interest Payments Endorsement (S.99-34), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(S)(p)         Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(S)(q)         Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17641 on April 30, 1997.

         1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                           File No. 333-17641 on April 30, 1997.

         1-A(7)            Inapplicable.

         1-A(8)            Distribution and Servicing Agreement among EQ Financial Consultants, Inc.
                           (formerly known as Equico Securities, Inc.), Equitable and Equitable Variable
                           dated as of May 1, 1994, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc.,
                           incorporated by reference to the Registration Statement of EQ Advisors
                           Trust on Form N-1A (File Nos. 333-17217 and 811-07953).

         1-A(10)(a)        Application EV4-200Y. (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)        Application EV4-200Y. (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and Associate
                           General Counsel of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           April 30, 1997.


         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 30, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

         2(a)(v)           Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable.


         2(b)(i)           Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           December 11, 1996.



         2(b)(ii)          Opinion and Consent dated April 22, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(iii)         Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed
                           with this Registration Statement File No.
                           333-17641 on December 11, 1996.

         2(b)(iv)          Opinion and Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(v)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on April 30, 1997.

         2(b)(vi)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on May 1, 1998.

         2(b)(vii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                           of Equitable, previously filed with this Registration Statement File
                           No. 333-17641, on April 30, 1999.

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Accountants.


         7(a)              Powers-of-Attorney previously filed with this Registration Statement
                           File No. 333-17641, on April 30, 1999.

         7(b)              Power-of-Attorney.



         8                 Description of Equitable's Issuance, Transfer and Redemption
                           Procedures for Flexible Premium Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         9(a)              Form of Illustration of Policy Benefits for Survivorship 2000,
                           previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

         9(b)              Form of Illustration of Policy Benefits for Survivorship Incentive
                           Life, previously filed with this Registration Statement File No.
                           333-17641, on April 30, 1999.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 27th day of August, 1999.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                           (REGISTRANT)

                                     By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)

[SEAL]

                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             August 27, 1999

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of August, 1999.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES

                                                 (DEPOSITOR)

                                            By:  /s/ Mildred M. Oliver
                                                --------------------------------
                                                     Mildred M. Oliver
                                                     Vice President



      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                  Senior Vice President and Controller






*DIRECTORS:



Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams



*By:  /s/ Mildred M. Oliver
     -----------------------
          Mildred M. Oliver
          Attorney-in-Fact
          August 27, 1999.

                                  EXHIBIT INDEX


EXHIBIT NO.                                                                                      TAG VALUE
-----------                                                                                      ---------


2(a)(v)        Opinion and Consent of William Schor, Vice President and                          EX-99.2av
               Associate General Counsel to Equitable.

6              Consent of Independent Public Accountants.                                        EX-99.6


7(b)           Power of Attorney                                                                 EX-99.7b
